UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2009

Date of reporting period: January 1, 2009 — June 30, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|09

Semiannual report

Putnam VT Income Fund

Putnam INVESTMENTS

Putnam VT Income Fund

Investment objective
High current income consistent with what Putnam Management
believes to be prudent risk

Net asset value June 30, 2009

Class IA: $10.36	Class IB: $10.30

Performance summary
Total return at net asset value
(as of 6/30/09)	Class IA shares*	Class IB shares†

6 months	23.10%	22.81%

1 year	–5.18	–5.39

5 years	10.59	9.15
Annualized	2.03	1.77

10 years	46.45	43.00
Annualized	3.89	3.64

Life	255.83	242.23
Annualized	6.11	5.91

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. To obtain the most recent month-end performance for the Putnam subaccounts, visit www.putnam.com.

Report from your fund’s managers

Unprecedented government intervention, a brightening economic picture, and improving investor sentiment helped credit markets to stabilize and then rebound impressively during the period. The Fed (Federal Reserve Board) and several non-U.S. central banks initiated a series of interest-rate reductions designed to stimulate economic activity. In addition, the Fed and the U.S. Treasury introduced several new lending facilities to renew credit flows among large financial institutions. In February 2009, Congress approved an $800 billion stimulus package designed to buoy the economy with new spending. Then in March, the U.S. Treasury announced a plan to purchase “toxic” mortgage assets from banks. In April, May, and June, the economy continued to improve. In this environment, Putnam VT Income Fund’s IA shares delivered a return of 23.10% at net asset value for the six months ended June 30, 2009.

Management positioned the fund to benefit from a steeper yield curve, believing, correctly, that the yield curve would steepen as the government significantly ramped up spending to deal with the economic crisis and concern grew over budget deficits and the potential for future inflation.

Exposure to interest-only loans helped performance, as prepayment rates were slower than prepayment models during the period. Likewise, non-agency and commercial mortgage-backed securities — particularly shorter-term, AAA-rated securities — helped fund performance. Within asset-backed securities, positions in manufactured housing and Alt-A loans — two market segments that had seen extremely depressed valuations in 2008 and early 2009 amid forced selling and virtually no market liquidity — added value after technical factors in those market segments improved.

The fund’s lower weighting in corporate bonds helped results early in the period when corporate bonds were underperforming. However, as corporate bonds rallied during the balance of the period, the fund’s underweight exposure detracted from performance. However, fund management’s overall security selection in the corporate bond space helped performance. As the recovery in the corporate bond market began to take hold in the early months of 2009, the corporate new-issue market revived and management added to the fund’s holdings, focusing on investment-grade bonds issued by industrial companies and public utilities.

Looking ahead, management does not anticipate that the recession will worsen to extreme levels. Management believes that the economy likely will begin to grow again in the near term, but growth will be weak for an extended period. While management has been pleased with the credit market rebound thus far in 2009, it also recognizes that the market environment remains fragile. Consequently, management plans to maintain its cautious approach toward corporate bonds, remaining wary of moving too far down the credit-rating spectrum —in both the corporate and mortgage-backed sectors — and is focusing on higher-quality securities that are generating what we believe to be very secure cash flows.

Consider these risks before you invest: Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Current and future portfolio holdings are subject to risk.

2 Putnam VT Income Fund

Your fund’s managers

Rob Bloemker is Head of Fixed Income at Putnam. He joined Putnam in 1999 and has been in the investment industry since 1988.

In addition to Rob Bloemker, your fund’s Portfolio Managers are Carl Bell, Kevin Murphy, Michael Salm, and Raman Srivastava.

Your fund’s managers may also manage other accounts managed by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts advised by Putnam Management or an affiliate.

Credit quality

Aaa	58.2%	Ba	3.1%

Aa	2.9%	B	3.0%

A	9.8%	Caa	6.7%

Baa	15.3%	Other	1.0%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 6/30/09. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 6/30/09 and may not reflect trades entered into on that date.

Understanding your VT fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. During all or a portion of the period, the fund limited its expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2009, to June 30, 2009. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

			Expenses and value of
	Expenses and value for		a $1,000 investment,
	a $1,000 investment,		assuming a hypothetical
	assuming actual returns		5% annualized return
	for the 6 months ended		for the 6 months ended
		6/30/09		6/30/09

VT Income Fund	Class IA	Class IB	Class IA	Class IB

Expenses paid per $1,000*	$7.03	$8.40	$6.36	$7.60

Ending value (after expenses)	$1,231.00	$1,228.10	$1,018.50	$1,017.26

Annualized expense ratio†	1.27%	1.52%	1.27%	1.52%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/09. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.34% of average net assets for the six months ended June 30, 2009.

Putnam VT Income Fund 3

The fund’s portfolio 6/30/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (42.8%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.8%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, July 1, 2039	$18,000,000	$19,060,312
4 1/2s, TBA, July 1, 2039	22,000,000	21,951,875
		41,012,187
U.S. Government Agency Mortgage Obligations (33.0%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 5 1/2s, TBA,
July 1, 2039	1,000,000	1,031,953

Federal National Mortgage Association
Pass-Through Certificates
7s, TBA, July 1, 2039	1,000,000	1,085,313
6 1/2s, TBA, July 1, 2039	29,000,000	30,871,405
5 1/2s, TBA, July 1, 2039	1,000,000	1,032,031
5s, July 1, 2035 i	652,840	670,649
5 1/2s, TBA, July 1, 2024	17,000,000	17,786,250
5 1/2s, May 1, 2033 i	6,666,280	6,948,197
5s, March 1, 2038	606,065	617,902
5s, TBA, July 1, 2039	1,000,000	1,017,969
4 1/2s, TBA, August 1, 2039	27,000,000	26,832,306
4 1/2s, TBA, July 1, 2039	51,000,000	50,872,500

		138,766,475
Total U.S. government and agency
mortgage obligations (cost $177,926,782)		$179,778,662

U.S. TREASURY OBLIGATIONS (2.1%)*	Principal amount	Value

U.S. Treasury Notes 3 5/8s, May 15, 2013 i	$5,337,000	$5,677,927

U.S. Treasury Notes 4 3/8s December 15, 2010 i	1,673,000	1,764,363

U.S. Treasury Notes 4 3/4s January 12, 2012 i	52,000	57,549

U.S. Treasury Notes 3 5/8s October 31, 2009 i	1,456,000	1,472,613

Total U.S. treasury obligations (cost $8,972,452)		$8,972,452

MORTGAGE-BACKED SECURITIES (45.8%)*	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	$475,628	$526,605
FRB Ser. 97-D5, Class A5, 7.27s, 2043	97,000	92,856

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	487,000	378,886
Ser. 07-2, Class A2, 5.634s, 2049	494,000	446,131
Ser. 04-3, Class A5, 5.557s, 2039	1,630,000	1,490,880
Ser. 06-4, Class A2, 5.522s, 2046	2,663,000	2,505,817
FRB Ser. 05-1, Class A5, 5.238s, 2042	54,000	46,193
Ser. 05-6, Class A2, 5.165s, 2047	323,000	306,992
Ser. 07-5, Class XW, IO, 0.606s, 2051	13,705,486	205,582
Ser. 07-1, Class XW, IO, 0.463s, 2049	6,361,652	69,388

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 1.002s, 2035	3,535,053	57,943
Ser. 04-5, Class XC, IO, 0.46s, 2041	35,276,256	297,107
Ser. 04-4, Class XC, IO, 0.423s, 2042	11,442,371	125,625
Ser. 05-1, Class XW, IO, 0.144s, 2042	46,880,486	69,571
Ser. 06-5, Class XC, IO, 0.137s, 2016	40,503,204	363,735

Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.934s, 2036	60,334	33,787

Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.269s, 2018	143,000	143,000
FRB Ser. 04-BBA4, Class G, 1.019s, 2018	196,000	196,000

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.319s, 2022	$184,000	$83,851
FRB Ser. 05-MIB1, Class J, 1.369s, 2022	582,000	174,600

Banc of America Mortgage Securities
Ser. 05-E, Class 2, IO, 0.3s, 2035	10,394,854	28,423

Banc of America Structured Security Trust
144A Ser. 02-X1, Class A3, 5.436s, 2033	162,516	162,291

Bayview Commercial Asset Trust 144A
Ser. 04-2, IO, 2.97s, 2034	1,906,449	58,147
Ser. 07-1, Class S, IO, 2.477s, 2037	5,286,937	293,656
Ser. 06-4A, IO, 2.331s, 2036	785,005	53,847
Ser. 05-1A, IO, 2.15s, 2035	1,744,730	61,066
Ser. 04-3, IO, 2.15s, 2035	1,241,522	37,866
Ser. 06-2A, IO, 1.798s, 2036	1,074,677	59,544
Ser. 05-3A, IO, 1.6s, 2035	5,382,149	266,852
Ser. 07-5A, IO, 1.55s, 2037	3,652,315	265,889
FRB Ser. 05-1A, Class A1, 0.614s, 2035	406,902	229,737

Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	1,321,883	622,126
Ser. 04-9, Class 1A1, 4.955s, 2034	54,846	31,755

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.45s, 2032	412,000	239,287
Ser. 07-PW17, Class A3, 5.736s, 2050	3,940,000	3,222,487
Ser. 05-PWR9, Class A2, 4.735s, 2042	537,000	515,876
Ser. 04-PR3I, Class X1, IO, 0.243s, 2041	2,566,918	30,803
Ser. 05-PWR9, Class X1, IO, 0.129s, 2042	24,725,579	133,518

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.882s, 2038	7,559,412	189,892
Ser. 06-PW14, Class X1, IO, 0.135s, 2038	8,130,694	69,355
Ser. 07-PW15, Class X1, IO, 0.109s, 2044	25,273,746	158,972
Ser. 05-PW10, Class X1, IO, 0.08s, 2040	12,231,030	25,318

Bear Stearns Small Balance Commercial Trust
144A Ser. 06-1A, Class AIO, IO, 1s, 2034	1,532,400	9,961

Chase Commercial Mortgage Securities Corp.
Ser. 00-3, Class A2, 7.319s, 2032	216,780	221,304

Chase Commercial Mortgage Securities Corp.
144A Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,056,609

Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	1,470,000	1,126,783
Ser. 08-C7, Class A2A, 6.034s, 2049	800,000	705,616

Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.336s, 2037	1,694,934	171,832
FRB Ser. 06-AR7, Class 2A2A, 5.637s, 2036	142,821	77,123

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO, 0.559s, 2049	10,702,539	131,641
Ser. 06-CD2, Class X, IO, 0.127s, 2046	32,955,021	75,820
Ser. 07-CD4, Class XC, IO, 0.089s, 2049	35,786,678	153,883

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	800,096
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	958,955

Commercial Mortgage Loan Trust Ser. 08-LS1,
Class A4B, 6.22s, 2017	710,000	526,446

Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	405,000	145,800
Ser. 06-CN2A, Class J, 5.756s, 2019	324,000	84,240
FRB Ser. 01-J2A, Class A2F, 0.818s, 2034	653,000	542,313
Ser. 03-LB1A, Class X1, IO, 0.511s, 2038	3,528,566	109,537

4 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Commercial Mortgage Pass-Through
Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.183s, 2043	$24,091,918	$115,585
Ser. 06-C8, Class XS, IO, 0.085s, 2046	23,532,892	104,019
Ser. 05-C6, Class XC, IO, 0.064s, 2044	24,715,263	78,624

Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	529,904	278,117
Ser. 06-2CB, Class A11, 6s, 2036	3,661,836	1,958,511

Countrywide Home Loans FRB Ser. 05-HYB7,
Class 6A1, 5.667s, 2035	28,095	14,609

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	340,425	376,489
IFB Ser. 05-R1, Class 1AS, IO, 5.58s, 2035	2,346,761	202,291
Ser. 06-R1, Class AS, IO, 5.572s, 2036	1,682,175	145,300
Ser. 05-R3, Class AS, IO, 5.524s, 2035	3,039,308	246,792
IFB Ser. 05-R2, Class 1AS, IO, 5.242s, 2035	2,449,906	198,932

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.004s, 2039	1,846,000	1,706,346
Ser. 07-3, Class 1A1A, 5.837s, 2037	1,780,040	996,822
Ser. 06-C5, Class AX, IO, 0.145s, 2039	15,059,302	100,762

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049	48,861,535	244,308
Ser. 06-C4, Class AX, IO, 0.133s, 2039	30,766,984	229,580
Ser. 07-C1, Class AX, IO, 0.11s, 2040	31,696,299	140,415

CRESI Finance Limited Partnership 144A FRB
Ser. 06-A, Class C, 0.914s, 2017	286,000	157,300

CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,621,570
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	17,703
Ser. 04-C3, Class A3, 4.302s, 2036	27,468	27,412

CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.269s, 2020	106,500	71,355
FRB Ser. 04-TF2A, Class J, 1.269s, 2016	278,000	180,700
FRB Ser. 04-TF2A, Class H, 1.019s, 2019	278,000	208,500
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	44,941,555	341,497
Ser. 02-CP3, Class AX, IO, 0.478s, 2035	13,991,424	453,447
Ser. 04-C4, Class AX, IO, 0.449s, 2039	3,297,121	54,952

CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	4,247,000	3,793,618

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	858,895	881,033
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	849,760
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	858,000

Fannie Mae
IFB Ser. 06-70, Class SM, 52.158s, 2036	123,644	195,856
IFB Ser. 07-75, Class JS, 49.85s, 2037	317,998	484,089
IFB Ser. 07-80, Class AS, 46.85s, 2037	283,446	429,392
IFB Ser. 06-62, Class PS, 38.018s, 2036	495,364	685,126
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037	545,228	676,984
IFB Ser. 07-30, Class FS, 28.374s, 2037	410,606	528,582
IFB Ser. 06-49, Class SE, 27.745s, 2036	809,551	1,066,326
IFB Ser. 06-115, Class ES, 25.305s, 2036	519,623	672,158
IFB Ser. 05-115, Class NQ, 23.761s, 2036	283,211	331,509
IFB Ser. 05-74, Class CP, 23.6s, 2035	490,074	593,985
IFB Ser. 06-8, Class HP, 23.416s, 2036	831,741	1,049,421
IFB Ser. 05-99, Class SA, 23.416s, 2035	568,505	706,772
IFB Ser. 05-45, Class DC, 23.16s, 2035	678,372	843,731
IFB Ser. 05-95, Class OP, 19.386s, 2035	372,424	408,653
IFB Ser. 05-106, Class JC, 19.151s, 2035	258,706	304,918
IFB Ser. 05-83, Class QP, 16.578s, 2034	204,745	223,360
Ser. 04-T3, Class PT1, 8.888s, 2044	279,298	302,166

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Fannie Mae
Ser. 03-W1, Class 2A, 7 1/2s, 2042	$524,242	$566,509
Ser. 02-T4, Class A3, 7 1/2s, 2041	100,755	108,878
Ser. 01-T3, Class A1, 7 1/2s, 2040	99,774	107,818
Ser. 01-T1, Class A1, 7 1/2s, 2040	219,706	237,420
Ser. 99-T2, Class A1, 7 1/2s, 2039	52,129	56,854
Ser. 386, Class 26, IO, 7 1/2s, 2038	71,250	9,142
Ser. 383, Class 88, IO, 7 1/2s, 2037	78,058	11,622
Ser. 383, Class 89, IO, 7 1/2s, 2037	63,894	9,695
Ser. 383, Class 87, IO, 7 1/2s, 2037	97,789	12,929
Ser. 02-T1, Class A3, 7 1/2s, 2031	257,354	278,103
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037	635,342	66,589
IFB Ser. 06-90, Class SE, IO, 7.486s, 2036	776,662	101,634
Ser. 04-T3, Class 1A3, 7s, 2044	352,062	376,707
Ser. 01-W3, Class A, 7s, 2041	126,354	135,199
Ser. 386, Class 24, IO, 7s, 2038	79,170	10,176
Ser. 386, Class 25, IO, 7s, 2038	78,250	9,827
Ser. 386, Class 22, IO, 7s, 2038	85,263	10,789
Ser. 386, Class 21, IO, 7s, 2037	97,654	12,588
Ser. 386, Class 23, IO, 7s, 2037	95,259	12,239
Ser. 383, Class 84, IO, 7s, 2037	89,298	11,455
Ser. 383, Class 85, IO, 7s, 2037	78,193	10,159
Ser. 383, Class 79, IO, 7s, 2037	88,400	10,481
Ser. 383, Class 80, IO, 7s, 2037	198,723	25,571
Ser. 383, Class 81, IO, 7s, 2037	107,244	13,068
Ser. 383, Class 82, IO, 7s, 2037	106,447	13,574
Ser. 383, Class 83, IO, 7s, 2037	90,760	11,619
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037	963,326	94,086
IFB Ser. 07-W4, Class 4A2, IO, 6.966s, 2037	4,560,273	444,752
IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037	1,141,906	111,367
IFB Ser. 05-113, Class AI, IO, 6.916s, 2036	242,697	25,738
IFB Ser. 05-52, Class DC, IO, 6.886s, 2035	722,993	85,623
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036	1,760,502	196,648
IFB Ser. 06-60, Class SI, IO, 6.836s, 2036	2,446,469	296,921
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036	515,198	61,442
IFB Ser. 04-24, Class CS, IO, 6.836s, 2034	1,757,234	205,641
IFB Ser. 07-W7, Class 3A2, IO, 6.816s, 2037	1,573,363	150,142
IFB Ser. 03-122, Class SA, IO, 6.786s, 2028	1,611,648	127,807
IFB Ser. 03-122, Class SJ, IO, 6.786s, 2028	1,685,175	133,318
IFB Ser. 04-60, Class SW, IO, 6.736s, 2034	2,522,908	283,184
IFB Ser. 05-65, Class KI, IO, 6.686s, 2035	5,634,760	610,723
Ser. 386, Class 19, IO, 6 1/2s, 2038	89,611	12,319
Ser. 386, Class 17, IO, 6 1/2s, 2037	138,536	19,286
Ser. 386, Class 16, IO, 6 1/2s, 2037	94,492	13,164
Ser. 383, Class 62, IO, 6 1/2s, 2037	125,576	17,638
Ser. 383, Class 69, IO, 6 1/2s, 2037	82,208	10,696
Ser. 383, Class 63, IO, 6 1/2s, 2037	99,452	14,137
Ser. 383, Class 64, IO, 6 1/2s, 2037	180,446	24,995
Ser. 383, Class 67, IO, 6 1/2s, 2037	96,517	13,537
Ser. 383, Class 58, IO, 6 1/2s, 2037	204,373	27,587
Ser. 383, Class 59, IO, 6 1/2s, 2037	132,379	18,598
Ser. 383, Class 61, IO, 6 1/2s, 2037	104,014	14,599
Ser. 383, Class 65, IO, 6 1/2s, 2037	124,930	17,549
Ser. 383, Class 66, IO, 6 1/2s, 2037	130,336	18,534
Ser. 383, Class 77, IO, 6 1/2s, 2037	78,757	11,061
Ser. 383, Class 78, IO, 6 1/2s, 2037	78,920	9,848
Ser. 381, Class 14, IO, 6 1/2s, 2037	712,277	96,157
Ser. 381, Class 16, IO, 6 1/2s, 2037	184,541	23,281
Ser. 381, Class 15, IO, 6 1/2s, 2037	301,348	38,784
Ser. 383, Class 73, IO, 6 1/2s, 2037	170,635	23,774
Ser. 383, Class 76, IO, 6 1/2s, 2037	104,154	14,000
Ser. 383, Class 74, IO, 6 1/2s, 2037	141,842	19,958

Putnam VT Income Fund 5

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Fannie Mae
Ser. 383, Class 71, IO, 6 1/2s, 2036	$109,282	$15,031
Ser. 383, Class 75, IO, 6 1/2s, 2036	88,452	12,162
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037	837,073	86,515
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037	872,301	91,224
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	1,013,634	84,235
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	815,934	97,815
IFB Ser. 05-17, Class ES, IO, 6.436s, 2035	1,106,095	113,935
IFB Ser. 05-17, Class SY, IO, 6.436s, 2035	515,436	53,532
IFB Ser. 07-W5, Class 2A2, IO, 6.426s, 2037	501,957	45,160
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	2,506,346	335,082
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	1,954,628	211,350
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	873,522	92,855
IFB Ser. 05-82, Class SY, IO, 6.416s, 2035	2,176,029	227,177
IFB Ser. 05-45, Class EW, IO, 6.406s, 2035	1,910,113	193,330
IFB Ser. 05-45, Class SR, IO, 6.406s, 2035	2,935,426	285,206
IFB Ser. 06-126, Class CS, IO, 6.386s, 2037	576,429	51,800
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	2,195,704	244,347
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	857,607	86,447
IFB Ser. 06-23, Class SP, IO, 6.386s, 2036	1,039,126	121,721
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	732,968	84,639
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	1,306,605	157,633
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	2,144,365	228,375
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	449,860	48,439
IFB Ser. 06-3, Class SB, IO, 6.386s, 2035	1,932,830	219,956
IFB Ser. 05-54, Class SA, IO, 6.386s, 2035	2,048,302	201,639
IFB Ser. 05-23, Class SG, IO, 6.386s, 2035	1,664,490	178,726
IFB Ser. 05-17, Class SA, IO, 6.386s, 2035	1,482,357	158,402
IFB Ser. 05-17, Class SE, IO, 6.386s, 2035	1,611,717	171,351
IFB Ser. 05-57, Class DI, IO, 6.386s, 2035	4,264,461	382,522
IFB Ser. 05-83, Class QI, IO, 6.376s, 2035	367,970	40,982
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	914,969	93,412
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	969,799	92,468
IFB Ser. 06-116, Class ES, IO, 6.336s, 2036	644,197	56,838
IFB Ser. 06-51, Class SP, IO, 6.336s, 2036	3,281,382	389,086
IFB Ser. 06-115, Class GI, IO, 6.326s, 2036	964,818	101,205
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	753,303	83,062
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	1,132,412	105,014
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	1,880,291	185,021
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	1,329,809	126,332
IFB Ser. 06-104, Class IM, IO, 6.306s, 2036	316,426	30,562
IFB Ser. 06-104, Class SY, IO, 6.306s, 2036	676,638	59,039
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	1,014,927	119,627
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	4,148,318	365,083
IFB Ser. 06-104, Class IC, IO, 6.286s, 2036	3,378,438	393,226
IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	1,751,888	185,043
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	3,527,491	391,857
IFB Ser. 09-12, Class CI, IO, 6.286s, 2036	4,111,244	485,929
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	751,266	84,912
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	1,027,677	110,118
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	3,488,252	360,682
IFB Ser. 06-92, Class JI, IO, 6.266s, 2036	769,997	77,117
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	1,120,860	106,784
IFB Ser. 06-96, Class ES, IO, 6.266s, 2036	1,204,126	111,636
IFB Ser. 06-99, Class AS, IO, 6.266s, 2036	878,458	88,812
IFB Ser. 06-60, Class YI, IO, 6.256s, 2036	1,034,949	134,045
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	1,877,862	163,066
IFB Ser. 06-86, Class SB, IO, 6.236s, 2036	2,955,682	351,289
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	1,310,230	111,068
IFB Ser. 07-W7, Class 2A2, IO, 6.216s, 2037	3,233,198	281,377
IFB Ser. 07-88, Class MI, IO, 6.206s, 2037	389,596	34,762
Ser. 06-94, Class NI, IO, 6.186s, 2036	633,934	51,178

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 09-12, Class AI, IO, 6.186s, 2037	$3,666,760	$385,121
IFB Ser. 07-116, Class IA, IO, 6.186s, 2037	4,953,619	429,021
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	3,741,549	324,046
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	1,421,971	120,725
IFB Ser. 08-3, Class SC, IO, 6.136s, 2038	326,745	33,056
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	787,886	51,640
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	1,215,555	99,445
IFB Ser. 07-W8, Class 2A2, IO, 6.136s, 2037	2,077,536	178,476
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	3,095,162	308,260
IFB Ser. 07-30, Class OI, IO, 6.126s, 2037	4,014,217	431,686
IFB Ser. 07-W2, Class 1A2, IO, 6.116s, 2037	947,367	81,121
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	1,289,863	105,237
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	1,088,483	103,075
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	1,088,483	103,075
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	1,088,483	103,075
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	1,088,483	103,075
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	1,088,483	103,075
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	1,619,682	160,909
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	1,008,774	77,963
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	1,319,480	151,009
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	832,269	68,887
IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	920,841	93,595
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	3,637,797	361,931
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	2,575,302	262,966
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	1,392,799	102,563
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	1,758,439	171,062
Ser. 383, Class 98, IO, 6s, 2022	118,960	13,215
Ser. 383, Class 99, IO, 6s, 2022	63,134	7,194
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	1,601,901	150,550
IFB Ser. 07-116, Class BI, IO, 5.936s, 2037	4,524,252	375,999
IFB Ser. 08-01, Class AI, IO, 5.936s, 2037	6,420,902	533,625
IFB Ser. 08-1, Class HI, IO, 5.886s, 2037	2,967,681	244,559
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	1,903,623	168,724
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	1,294,788	120,931
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	1,059,190	86,917
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	1,213,660	108,481
IFB Ser. 09-12, Class DI, IO, 5.716s, 2037	3,134,296	305,773
IFB Ser. 05-58, Class IK, IO, 5.686s, 2035	1,737,500	194,728
Ser. 06-W3, Class 1AS, IO, 5.677s, 2046	4,401,911	360,517
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	1,055,029	89,317
Ser. 383, Class 18, IO, 5 1/2s, 2038	445,513	53,462
Ser. 383, Class 19, IO, 5 1/2s, 2038	405,105	48,613
Ser. 383, Class 25, IO, 5 1/2s, 2038	73,298	9,144
Ser. 386, Class 4, IO, 5 1/2s, 2037	102,901	13,452
Ser. 386, Class 5, IO, 5 1/2s, 2037	81,140	12,577
Ser. 383, Class 15, IO, 5 1/2s, 2037	74,580	9,200
Ser. 383, Class 6, IO, 5 1/2s, 2037	346,049	44,008
Ser. 383, Class 7, IO, 5 1/2s, 2037	341,196	40,943
Ser. 383, Class 8, IO, 5 1/2s, 2037	143,590	18,326
Ser. 383, Class 9, IO, 5 1/2s, 2037	136,783	17,416
Ser. 383, Class 20, IO, 5 1/2s, 2037	255,481	30,658
Ser. 383, Class 21, IO, 5 1/2s, 2037	240,563	28,868
Ser. 383, Class 22, IO, 5 1/2s, 2037	162,973	20,743
Ser. 383, Class 23, IO, 5 1/2s, 2037	146,472	18,626
Ser. 383, Class 24, IO, 5 1/2s, 2037	100,257	12,485
Ser. 383, Class 26, IO, 5 1/2s, 2037	79,144	10,051
Ser. 383, Class 95, IO, 5 1/2s, 2022	188,120	22,927
Ser. 383, Class 97, IO, 5 1/2s, 2022	78,646	9,715
Ser. 383, Class 94, IO, 5 1/2s, 2022	98,345	12,026
Ser. 383, Class 96, IO, 5 1/2s, 2022	101,052	11,859
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	1,535,260	118,660

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Fannie Mae
Ser. 383, Class 2, IO, 5s, 2037	$88,487	$13,212
Ser. 383, Class 92, IO, 5s, 2022	83,274	9,386
Ser. 03-W12, Class 2, IO, 2.217s, 2043	2,116,126	134,346
Ser. 03-W10, Class 3, IO, 1.921s, 2043	1,988,939	107,795
Ser. 03-W10, Class 1, IO, 1.895s, 2043	4,964,250	268,310
Ser. 03-W8, Class 12, IO, 1.635s, 2042	9,137,006	351,735
Ser. 03-W17, Class 12, IO, 1.144s, 2033	2,729,834	81,818
Ser. 03-T2, Class 2, IO, 0.809s, 2042	13,622,415	312,493
Ser. 03-W3, Class 2IO1, IO, 0.677s, 2042	1,318,418	20,446
Ser. 03-W6, Class 51, IO, 0.671s, 2042	3,800,542	73,637
Ser. 01-T12, Class IO, 0.565s, 2041	6,983,251	107,455
Ser. 03-W2, Class 1, IO, 0.465s, 2042	6,954,383	82,837
Ser. 03-W3, Class 1, IO, 0.441s, 2042	12,766,407	153,196
Ser. 02-T1, Class IO, IO, 0.427s, 2031	6,069,563	75,177
Ser. 03-W6, Class 3, IO, 0.367s, 2042	5,294,471	54,993
Ser. 03-W6, Class 23, IO, 0.352s, 2042	5,629,695	55,970
Ser. 03-W4, Class 3A, IO, 0.294s, 2042	5,527,653	52,001
Ser. 07-64, Class LO, PO, zero %, 2037	507,920	436,826
Ser. 06-56, Class XF, zero %, 2036	67,974	61,333
Ser. 06-47, Class VO, PO, zero %, 2036	142,457	105,035
Ser. 06-37, Class ON, PO, zero %, 2036	493,901	408,903
Ser. 08-37, Class DO, PO, zero %, 2033	382,298	313,190
Ser. 06-59, Class QC, PO, zero %, 2033	246,788	191,976
Ser. 04-61, Class JO, PO, zero %, 2032	319,018	290,016
Ser. 326, Class 1, PO, zero %, 2032	360,155	318,876
Ser. 318, Class 1, PO, zero %, 2032	134,675	113,227
Ser. 314, Class 1, PO, zero %, 2031	641,645	549,530
FRB Ser. 06-115, Class SN, zero %, 2036	399,420	321,984
FRB Ser. 06-104, Class EK, zero %, 2036	80,133	76,612
FRB Ser. 05-117, Class GF, zero %, 2036	76,920	75,077
FRB Ser. 05-57, Class UL, zero %, 2035	443,300	441,318
FRB Ser. 05-51, Class FV, zero %, 2035	283,245	248,760
FRB Ser. 05-36, Class QA, zero %, 2035	129,832	112,154
FRB Ser. 05-65, Class CU, zero %, 2034	64,097	68,083
FRB Ser. 05-77, Class HF, zero %, 2034	175,453	170,095
FRB Ser. 05-81, Class DF, zero %, 2033	26,330	25,801
FRB Ser. 06-1, Class HF, zero %, 2032	42,114	41,678
IFB Ser. 06-75, Class FY, zero %, 2036	133,488	134,691
IFB Ser. 06-48, Class FG, zero %, 2036	221,000	194,898

Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	74,665	82,132
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	636,077	73,149
Ser. T-58, Class 4A, 7 1/2s, 2043	339,496	363,472
Ser. T-51, Class 2A, 7 1/2s, 2042	394,243	422,087
Ser. T-42, Class A5, 7 1/2s, 2042	286,978	307,246
Ser. T-56, Class A, IO, 0.524s, 2043	3,593,185	53,225
Ser. T-56, Class 3, IO, 0.276s, 2043	3,780,774	33,601
Ser. T-56, Class 1, IO, 0.269s, 2043	4,887,708	38,140
Ser. T-56, Class 2, IO, 0.019s, 2043	4,489,986	2,575

First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10, Class 2A1,
5.723s, 2035	613,391	318,963

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.948s, 2033	12,777,992	250,065

First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,001,414
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	277,970

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

First Union-Lehman Brothers-Bank of America
144A Ser. 98-C2, Class G, 7s, 2035	$1,515,000	$1,105,950

Freddie Mac
IFB Ser. 3182, Class PS, 27.322s, 2032	760,118	1,007,896
IFB Ser. 3211, Class SI, IO, 26.323s, 2036	80,322	40,659
IFB Ser. 2976, Class KL, 23.212s, 2035	875,526	1,090,080
IFB Ser. 2979, Class AS, 23.102s, 2034	208,867	234,324
IFB Ser. 3065, Class DC, 18.902s, 2035	802,995	952,671
IFB Ser. 2990, Class LB, 16.129s, 2034	919,026	1,024,071
IFB Ser. 2828, Class GI, IO, 7.181s, 2034	1,469,066	184,254
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	1,261,006	127,074
IFB Ser. 2927, Class SI, IO, 7s, 2035	1,196,745	142,490
IFB Ser. 3110, Class SP, IO, 6.981s, 2035	1,939,985	276,583
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	1,509,354	204,285
IFB Ser. 2869, Class JS, IO, 6.931s, 2034	2,855,399	223,549
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	3,206,945	472,545
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	1,027,104	150,316
IFB Ser. 2882, Class NS, IO, 6.881s, 2034	1,040,845	114,796
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	603,322	62,950
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	1,023,002	139,198
IFB Ser. 3157, Class SA, IO, 6.831s, 2036	2,721,645	361,746
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	740,174	85,023
IFB Ser. 2815, Class PT, IO, 6.731s, 2032	1,414,694	129,108
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	650,838	64,636
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	738,589	62,027
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	1,246,605	121,234
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	610,921	58,326
IFB Ser. 3281, Class CI, IO, 6.431s, 2037	581,436	56,829
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	574,239	64,689
IFB Ser. 3028, Class ES, IO, 6.431s, 2035	2,161,689	237,291
IFB Ser. 2922, Class SE, IO, 6.431s, 2035	1,628,815	152,667
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	1,134,802	114,615
IFB Ser. 3236, Class ES, IO, 6.381s, 2036	1,204,045	107,101
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	1,960,308	201,955
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	1,160,641	134,019
IFB Ser. 3118, Class SD, IO, 6.381s, 2036	2,682,288	241,284
IFB Ser. 3001, Class IH, IO, 6.381s, 2035	177,950	19,951
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	1,827,234	176,149
IFB Ser. 3256, Class S, IO, 6.371s, 2036	1,386,264	153,044
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	724,353	86,618
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	862,024	82,058
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	1,045,331	101,057
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	1,573,424	146,883
IFB Ser. 3398, Class SI, IO, 6.331s, 2036	2,924,369	309,727
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	3,819,943	428,845
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	4,268,811	440,002
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	2,355,207	238,111
IFB Ser. 2990, Class LI, IO, 6.311s, 2034	1,406,971	159,998
IFB Ser. 3240, Class S, IO, 6.301s, 2036	2,928,485	304,853
IFB Ser. 3229, Class BI, IO, 6.301s, 2036	259,700	23,517
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	555,452	65,622
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	1,951,636	227,756
IFB Ser. 3114, Class GI, IO, 6.281s, 2036	810,832	94,068
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	1,083,509	108,065
IFB Ser. 3510, Class IB, IO, 6.281s, 2036	1,355,161	174,128
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	1,053,280	98,894
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	1,242,187	115,270
IFB Ser. 3153, Class UI, IO, 6.251s, 2036	751,907	76,693
IFB Ser. 3153, Class QI, IO, 6.231s, 2036	685,517	90,116
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	569,445	64,656
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	906,809	75,548
IFB Ser. 3349, Class AS, IO, 6.181s, 2037	7,755,482	791,614

Putnam VT Income Fund 7

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 3510, Class IA, IO, 6.181s, 2037	$2,420,259	$231,789
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	1,673,848	173,029
IFB Ser. 3203, Class SE, IO, 6.181s, 2036	1,438,956	147,629
IFB Ser. 3238, Class LI, IO, 6.171s, 2036	162,590	16,328
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	1,344,023	135,746
IFB Ser. 3510, Class CI, IO, 6.161s, 2037	3,404,976	344,456
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	1,683,971	191,296
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	2,170,876	227,090
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	865,273	98,052
IFB Ser. 3366, Class SA, IO, 6.131s, 2037	310,511	28,139
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	997,330	86,254
IFB Ser. 3199, Class S, IO, 6.131s, 2036	896,329	92,034
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	3,951,134	400,008
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	1,104,456	83,984
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	1,516,062	153,159
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	1,516,062	153,159
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	1,516,062	153,159
IFB Ser. 3311, Class ID, IO, 6.091s, 2037	1,516,062	153,159
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	2,162,652	218,480
IFB Ser. 3510, Class AS, IO, 6.091s, 2037	6,161,889	663,802
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	1,804,191	176,050
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	772,567	66,747
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	3,373,567	323,760
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	1,597,970	146,378
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	2,784,691	258,154
IFB Ser. 3510, Class IC, IO, 5.761s, 2037	2,636,064	243,945
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	1,195,939	113,455
IFB Ser. 3510, Class BI, IO, 5.711s, 2037	3,170,121	301,642
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	2,232,849	194,278
IFB Ser. 3424, Class UI, IO, 5.441s, 2037	237,325	18,542
Ser. 3369, Class BO, PO, zero %, 2037	75,292	66,190
Ser. 3327, Class IF, IO, zero %, 2037	262,009	1,808
Ser. 3391, PO, zero %, 2037	127,892	105,864
Ser. 3292, Class DO, PO, zero %, 2037	106,838	87,453
Ser. 3300, PO, zero %, 2037	620,493	533,066
Ser. 242, PO, zero %, 2036	6,772,314	6,090,850
Ser. 3175, Class MO, PO, zero %, 2036	106,164	88,312
Ser. 3210, PO, zero %, 2036	67,762	57,708
Ser. 3078, PO, zero %, 2035	432,247	362,334
Ser. 3084, PO, zero %, 2035	53,505	52,839
Ser. 2971, Class KO, PO, zero %, 2035	90,995	89,984
Ser. 2858, Class MO, PO, zero %, 2034	50,365	41,810
Ser. 2587, Class CO, PO, zero %, 2032	495,948	451,823
Ser. 201, PO, zero %, 2029	394,681	335,218
FRB Ser. 3349, Class DO, zero %, 2037	172,975	154,107
FRB Ser. 3326, Class XF, zero %, 2037	286,661	271,463
FRB Ser. 3326, Class YF, zero %, 2037	554,443	528,184
FRB Ser. 3263, Class TA, zero %, 2037	89,736	81,321
FRB Ser. 3241, Class FH, zero %, 2036	53,523	53,310
FRB Ser. 3231, Class X, zero %, 2036	78,680	78,201
FRB Ser. 3147, Class SF, zero %, 2036	246,678	239,205
FRB Ser. 3117, Class AF, zero %, 2036	63,135	57,228
FRB Ser. 3047, Class BD, zero %, 2035	166,248	151,192
FRB Ser. 3326, Class WF, zero %, 2035	647,912	577,859
FRB Ser. 3033, Class YF, zero %, 2035	200,075	184,319
FRB Ser. 3036, Class AS, zero %, 2035	69,766	56,585
FRB Ser. 3251, Class TP, zero %, 2035	162,644	154,759
FRB Ser. 3003, Class XF, zero %, 2035	822,123	730,904
FRB Ser. 2980, Class BU, zero %, 2035	80,458	80,229
FRB Ser. 2963, Class TW, zero %, 2035	146,085	135,191
FRB Ser. 2947, Class GF, zero %, 2034	159,764	143,850
FRB Ser. 3006, Class TE, zero %, 2034	136,724	142,485

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.17s, 2043	$34,394,233	$163,015
Ser. 07-C1, Class XC, IO, 0.12s, 2019	73,472,408	226,662
Ser. 05-C3, Class XC, IO, 0.089s, 2045	92,898,162	232,144

GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.171s, 2036	162,000	162,225
Ser. 97-C1, Class X, IO, 1.359s, 2029	2,680,363	111,424
Ser. 05-C1, Class X1, IO, 0.216s, 2043	38,107,590	256,119

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	508,841
Ser. 06-C1, Class XC, IO, 0.07s, 2045	66,421,637	179,953

Government National Mortgage Association
IFB Ser. 06-34, Class SA, 37.65s, 2036	105,850	139,301
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	98,168	15,731
IFB Ser. 05-68, Class PU, IO, 6.985s, 2032	166,529	17,914
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034	661,010	70,953
IFB Ser. 07-35, Class TY, IO, 6.585s, 2035	1,186,625	92,002
IFB Ser. 07-22, Class S, IO, 6.485s, 2037	975,188	99,269
IFB Ser. 07-26, Class SL, IO, 6.482s, 2037	70,256	7,039
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037	1,125,398	109,502
IFB Ser. 07-58, Class PS, IO, 6.385s, 2037	473,016	37,709
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037	877,593	63,862
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037	2,211,499	164,175
IFB Ser. 07-68, Class PI, IO, 6.335s, 2037	1,184,163	98,026
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037	3,569,490	373,318
IFB Ser. 09-13, Class SD, IO, 6.232s, 2033	4,572,011	355,104
IFB Ser. 06-28, Class GI, IO, 6.185s, 2035	1,431,152	106,615
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037	1,349,089	112,724
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037	4,189,926	428,552
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035	1,439,289	132,369
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037	726,759	73,212
IFB Ser. 06-10, Class SM, IO, 5.935s, 2036	4,978,156	435,371
IFB Ser. 06-14, Class S, IO, 5.935s, 2036	1,211,998	96,164
IFB Ser. 07-17, Class IC, IO, 5.932s, 2037	1,857,224	168,229
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036	741,755	62,890
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037	2,174,976	185,965
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037	351,385	28,317
IFB Ser. 07-21, Class S, IO, 5.882s, 2037	1,799,664	133,470
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037	1,069,463	78,848
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037	1,115,698	82,266
Ser. 07-73, Class MO, PO, zero %, 2037	232,495	204,172
Ser. 06-36, Class OD, PO, zero %, 2036	58,166	47,901
FRB Ser. 07-73, Class KI, IO, zero %, 2037	2,322,131	25,829
FRB Ser. 07-73, Class KM, zero %, 2037	231,932	251,180
FRB Ser. 07-49, Class UF, zero %, 2037	46,593	45,099
FRB Ser. 07-35, Class UF, zero %, 2037	115,666	108,182
FRB Ser. 07-22, Class TA, zero %, 2037	49,065	48,401
FRB Ser. 06-56, Class YF, zero %, 2036	93,115	83,815
FRB Ser. 98-2, Class EA, PO, zero %, 2028	199,896	177,724

Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	1,346,000	1,296,802
Ser. 05-GG5, Class XC, IO, 0.098s, 2037	139,166,819	329,909

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	928,000	738,597
Ser. 06-GG6, Class A2, 5.506s, 2038	1,238,000	1,199,053
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	33,346

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	528,000	485,760
FRB Ser. 07-EOP, Class J, 1.154s, 2020	171,000	111,065
Ser. 06-GG8, Class X, IO, 0.666s, 2039	19,832,194	404,928
Ser. 03-C1, Class X1, IO, 0.348s, 2040	8,234,612	145,761

8 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

GS Mortgage Securities Corp. II 144A
Ser. 04-C1, Class X1, IO, 0.327s, 2028	$9,876,078	$50,227
Ser. 06-GG6, Class XC, IO, 0.074s, 2038	66,116,454	120,815

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	109,495	101,658
Ser. 05-RP3, Class 1A3, 8s, 2035	366,673	332,946
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	290,305	259,726

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	324,202	290,498
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	345,739	308,611
IFB Ser. 04-4, Class 1AS, IO, 5.776s, 2034	5,218,995	459,793

GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.833s, 2035	601,315	408,894

HASCO NIM Trust 144A Ser. 05-OP1A, Class A,
6 1/4s, 2035 (In default) †	100,429	1,808

HSI Asset Loan Obligation FRB Ser. 07-AR1,
Class 2A1, 6.072s, 2037	1,401,234	770,679

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.424s, 2037	1,925,408	1,044,771

IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1, 5.702s, 2036	1,651,531	875,312
FRB Ser. 07-AR11, Class 1A1, 5.292s, 2037	1,322,430	542,196

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	327,990
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	1,092,000	468,812
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	8,744,000	7,099,630
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	1,157,000	913,233
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	1,873,598
Ser. 06-CB15, Class A4, 5.814s, 2043	1,799,000	1,378,963
Ser. 07-CB20, Class A4, 5.794s, 2051	515,000	388,066
FRB Ser. 04-PNC1, Class A4, 5.582s, 2041	16,000	14,107
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	35,797
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	33,469
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	421,162
Ser. 06-LDP8, Class X, IO, 0.761s, 2045	26,252,322	519,741
Ser. 06-CB17, Class X, IO, 0.7s, 2043	17,528,820	340,983
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	4,090,064	66,658
Ser. 07-LDPX, Class X, IO, 0.525s, 2049	21,932,976	241,098
Ser. 06-CB16, Class X1, IO, 0 1/8s, 2045	16,011,236	129,793

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	465,568
Ser. 03-ML1A, Class X1, IO, 0.828s, 2039	14,950,738	430,394
Ser. 05-CB12, Class X1, IO, 0.141s, 2037	21,926,627	130,380
Ser. 07-CB20, Class X1, IO, 0.113s, 2051	35,164,666	242,703
Ser. 06-LDP6, Class X1, IO, 0.093s, 2043	44,088,840	129,952

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	213,655
Ser. 99-C1, Class G, 6.41s, 2031	337,198	75,729
Ser. 98-C4, Class G, 5.6s, 2035	260,000	202,800
Ser. 98-C4, Class H, 5.6s, 2035	441,000	343,794

LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	14,245
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	629,879
Ser. 07-C2, Class XW, IO, 0.741s, 2040	4,717,770	90,075

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	23,035,177	536,259
Ser. 03-C5, Class XCL, IO, 0.287s, 2037	6,396,142	105,367
Ser. 05-C3, Class XCL, IO, 0.224s, 2040	49,014,005	660,939
Ser. 05-C2, Class XCL, IO, 0.194s, 2040	116,670,375	766,384

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C7, Class XCL, IO, 0.169s, 2040	$63,927,219	$329,896
Ser. 05-C5, Class XCL, IO, 0.169s, 2020	52,244,844	456,719
Ser. 06-C7, Class XCL, IO, 0.138s, 2038	35,410,326	335,906
Ser. 07-C2, Class XCL, IO, 0 1/8s, 2040	75,963,281	537,668
Ser. 06-C1, Class XCL, IO, 0.114s, 2041	67,047,633	403,902

Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 1.269s, 2017	377,000	226,200
FRB Ser. 05-LLFA, Class J, 1.119s, 2018	173,000	86,500

Lehman Mortgage Trust
IFB Ser. 06-7, Class 4A2, IO, 7.436s, 2036	1,208,028	143,731
IFB Ser. 06-9, Class 3A2, IO, 6.916s, 2037	865,253	95,749
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037	1,134,005	124,945
IFB Ser. 07-2, Class 2A13, IO, 6.376s, 2037	2,157,510	220,109
IFB Ser. 07-4, Class 2A2, IO, 6.356s, 2037	4,866,464	494,919
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037	2,191,221	221,094
IFB Ser. 06-7, Class 2A4, IO, 6.236s, 2036	4,241,497	423,217
IFB Ser. 06-7, Class 2A5, IO, 6.236s, 2036	4,011,179	400,235
IFB Ser. 07-5, Class 10A2, IO, 6.026s, 2037	2,338,676	225,495

MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.189s, 2034	47,817	25,862
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	628,275	2,136
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	1,936,696	3,389

MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	264,203	236,282
Ser. 05-1, Class 1A4, 7 1/2s, 2034	458,554	505,843

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.928s, 2027	1,639,712	1,049,695

Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.148s, 2049	37,789,579	247,828

Merrill Lynch Floating Trust 144A FRB
Ser. 06-1, Class TM, 0.819s, 2022	408,848	265,751

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.986s, 2030	283,000	166,285
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	1,452,290	1,062,623

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	640,000	518,421
FRB Ser. 07-C1, Class A4, 6.022s, 2050	720,000	518,044
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	35,400
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	34,030
Ser. 05-MCP1, Class XC, IO, 0.156s, 2043	27,736,010	199,699

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.435s, 2039	5,948,950	80,311
Ser. 05-LC1, Class X, IO, 0.1s, 2044	14,965,067	72,609

Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	1,790,000	1,334,039
FRB Ser. 07-8, Class A2, 6.119s, 2049	759,000	673,613
Ser. 06-4, Class A2, 5.112s, 2049	3,296,000	3,116,049

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	1,307,223	130,722
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,074,378	107,438
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,172,464	93,797
Ser. 06-C4, Class X, IO, 5.454s, 2016	3,464,236	277,139

Morgan Stanley Capital 144A Ser. 05-RR6,
Class X, IO, 1.68s, 2043	4,856,602	132,051

Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	553,000	492,170
FRB Ser. 06-IQ11, Class A4, 5.771s, 2042	1,799,000	1,497,424
Ser. 06-T21, Class A2, 5.09s, 2052	1,237,000	1,198,035

Putnam VT Income Fund 9

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	$1,065,000	$914,829
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	787,361

Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	790,000	55,300
Ser. 04-RR, Class F6, 6s, 2039	820,000	49,200
Ser. 05-HQ5, Class X1, IO, 0.188s, 2042	8,593,099	34,201

Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.691s, 2035 F	1,571,242	746,340

Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.185s, 2030	470,000	314,900

Nomura Asset Acceptance Corp. Ser. 04-R3,
Class PT, 7.005s, 2035	176,719	124,730

Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	152,657	139,484

PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,566,761
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	70,067

Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	518,664	300,825

Saco I Trust FRB Ser. 05-10, Class 1A1,
0.574s, 2033	363,671	61,504

Salomon Brothers Mortgage Securities VII
144A Ser. 02-KEY2, Class X1, IO, 0.617s, 2036	8,796,244	292,915

SBA CMBS Trust 144A Ser. 05-1A, Class D,
6.219s, 2035	215,000	203,156

STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	336,000	245,280
Ser. 03-1A, Class M, 5s, 2018	228,000	125,400
Ser. 04-1A, Class L, 5s, 2018	150,000	84,000

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,530,771	1,906,616
FRB Ser. 07-10, Class 1A1, 6s, 2037	4,745,200	2,454,714
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	755,340	475,864

Structured Adjustable Rate Mortgage Loan
Trust 144A Ser. 04-NP2, Class A, 0.664s, 2034	295,828	195,246

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037	17,669,721	1,569,062
Ser. 07-4, Class 1A4, IO, 1s, 2037	18,510,484	548,900

Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.441s, 2037	4,350,038	342,783
Ser. 06-RF4, Class 1A, IO, 5.372s, 2036	2,417,384	194,028

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	1,405,000	1,112,226
Ser. 07-C31, Class A2, 5.421s, 2047	4,340,000	3,983,499
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,518,954
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,138,986
Ser. 06-C29, IO, 0.53s, 2048	36,332,649	519,863
Ser. 07-C34, IO, 0.519s, 2046	9,397,673	142,665

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.619s, 2018	313,000	93,900
Ser. 03-C3, Class IOI, IO, 0.562s, 2035	6,462,234	144,622
Ser. 07-C31, IO, 0.435s, 2047	57,745,614	541,593
Ser. 06-C27, Class XC, IO, 0.123s, 2045	18,263,190	91,048
Ser. 06-C23, Class XC, IO, 0.081s, 2045	38,646,203	115,422
Ser. 06-C26, Class XC, IO, 0.061s, 2045	14,558,884	26,135

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	15,971
Ser. 06-SL1, Class X, IO, 0.935s, 2043	3,038,939	88,464
Ser. 07-SL2, Class X, IO, 0.85s, 2049	5,900,919	151,595

MORTGAGE-BACKED SECURITIES (45.8%)* cont.	Principal amount	Value

Washington Mutual Mortgage Pass-Through
Certificates Ser. 07-2, Class CX, IO, 7s, 2037	$294,454	$32,979

Washington Mutual Multi-Fam., Mtge. 144A
Ser. 01-1, Class B5, 7.189s, 2031	572,000	304,933

Total mortgage-backed securities (cost $182,556,771)		$192,326,751

CORPORATE BONDS	Principal
AND NOTES (23.5%)*	amount	Value

Basic materials (1.6%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (Luxembourg)	$145,000	$156,151

ArcelorMittal sr. unsec.
unsub. notes 6 1/8s, 2018 (Luxembourg)	140,000	122,500

Dow Chemical Co. (The) notes 9.4s, 2039	305,000	313,960

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	1,094,000	1,126,821

Dow Chemical Co. (The) Pass Through Trust
144A company guaranty 4.027s, 2009	1,190,000	1,178,862

Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	115,000	115,863

Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	260,000

Georgia-Pacific Corp. sr. unsec.
unsub. notes 9 1/2s, 2011	106,000	109,180

International Paper Co. bonds 7.95s, 2018	98,000	94,545

International Paper Co. sr. unsec. notes 9 3/8s, 2019	351,000	357,143

International Paper Co. sr. unsec. notes 7.4s, 2014	635,000	631,541

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	225,000	228,094

Nalco Co. 144A sr. notes 8 1/4s, 2017	89,000	89,445

Potash Corp. of Saskatchewan, Inc.
sr. unsec. notes 6 1/2s, 2019 (Canada)	227,000	244,597

Potash Corp. of Saskatchewan, Inc.
sr. unsec. notes 5 1/4s, 2014 (Canada)	63,000	65,016

Rio Tinto Finance USA LTD company
guaranty sr. unsec. notes 8.95s, 2014 (Australia)	268,000	297,814

Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	90,000	89,197

Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes 7 3/8s, 2012	100,000	94,750

Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2015	170,000	149,600

Teck Resources, Ltd. 144A sr. sec.
notes 10 3/4s, 2019 (Canada)	75,000	80,625

Teck Resources, Ltd. 144A sr. sec.
notes 10 1/4s, 2016 (Canada)	111,000	116,273

Teck Resources, Ltd. 144A sr. sec.
notes 9 3/4s, 2014 (Canada)	93,000	96,255

Westvaco Corp. unsec. notes 7 1/2s, 2027	60,000	53,003

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)	305,000	273,328

		6,344,563
Capital goods (0.5%)
Allied Waste North America, Inc. sec.
notes Ser. B, 5 3/4s, 2011	210,000	211,575

Allied Waste North America, Inc. sr. unsec.
notes 6 3/8s, 2011	105,000	106,838

Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 4.85s, 2012	335,000	350,008

Eaton Corp. notes 5.6s, 2018	100,000	97,120

John Deere Capital Corp. sr. unsec.
notes Ser. MTN, 5.35s, 2018	145,000	146,774

L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	240,000	217,800

L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 5 7/8s, 2015	185,000	164,188

10 Putnam VT Income Fund

CORPORATE BONDS	Principal
AND NOTES (23.5%)* cont.	amount	Value

Capital goods cont.
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	$323,000	$278,199

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	209,131

United Technologies Corp. sr. unsec.
notes 6 1/8s, 2038	245,000	264,667

		2,046,300
Communication services (3.1%)
American Tower Corp. sr. unsec. notes 7s, 2017	505,000	488,588

AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	494,000	602,092

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	130,000	129,810

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,500,000	1,449,153

AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	465,000	484,276

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	480,000	530,279

Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	400,000	470,310

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	205,000	213,749

Cox Communications, Inc. notes 7 1/8s, 2012	135,000	145,119

Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	271,445

Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	122,081

France Telecom notes 8 1/2s, 2031 (France)	85,000	109,168

Nextel Communications, Inc.
sr. notes Ser. E, 6 7/8s, 2013	245,000	202,125

Rogers Communications Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	315,128

Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	475,000	509,139

Southwestern Bell Telephone debs. 7s, 2027	425,000	415,918

TCI Communications, Inc. company
guaranty 7 7/8s, 2026	795,000	836,132

TCI Communications, Inc. debs. 9.8s, 2012	670,000	754,222

Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Italy)	100,000	96,534

Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Italy)	145,000	142,185

Telecom Italia Capital SA company
guaranty 4s, 2010 (Italy)	70,000	70,159

Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	140,000	148,115

Telefonica Emisones SAU company
guaranty sr. unsec. notes 4.949s, 2015 (Spain)	230,000	234,909

Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Spain)	240,000	297,133

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	595,242

Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	41,573

Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2014	260,000	286,592

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	125,000	121,661

Verizon Communications, Inc. sr. unsec.
notes 7.35s, 2039	230,000	250,620

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	90,000	106,942

Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,037,809

Verizon New Jersey, Inc. debs. 8s, 2022	40,000	41,925

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	440,807

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	255,843

Verizon Wireless, Inc. 144A notes 5.55s, 2014	790,000	838,686

		13,055,469

CORPORATE BONDS	Principal
AND NOTES (23.5%)* cont.	amount	Value

Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A
notes 5 3/4s, 2016 (Netherlands)	$285,000	$295,756

Tyco International Finance SA company
guaranty sr. unsec. unsub. notes 8 1/2s, 2019	160,000	177,381

		473,137
Consumer cyclicals (1.0%)
Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	208,000	204,880

DaimlerChrysler NA Holding Corp. company
guaranty 6 1/2s, 2013 (Germany)	175,000	177,894

DaimlerChrysler NA Holding Corp. company
guaranty unsec. notes 7.2s, 2009 (Germany)	695,000	698,116

DaimlerChrysler NA Holding Corp. company
guaranty unsec. unsub. notes Ser. MTN,
5 3/4s, 2011 (Germany)	265,000	270,404

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	404,216

News America Holdings, Inc. debs. 7 3/4s, 2045	265,000	241,404

News America, Inc. 144A company
guaranty notes 6.9s, 2019	105,000	106,288

Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	275,460

Target Corp. bonds 6 1/2s, 2037	690,000	697,973

Time Warner Entertainment Co., LP
debs. Ser. *, 8 3/8s, 2023	5,000	5,513

Time Warner, Inc. company
guaranty sr. unsec. notes FRN 1.15s, 2009	355,000	354,153

Time Warner, Inc. debs. 9.15s, 2023	325,000	352,386

Time Warner, Inc. debs. 9 1/8s, 2013	340,000	374,341

Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	130,000	140,793

Whirlpool Corp. sr. unsec. notes 8.6s, 2014	80,000	83,600

		4,387,421
Consumer staples (1.8%)
Altria Group, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2019	285,000	320,030

Altria Group, Inc. company
guaranty sr. unsec. unsub. notes 8 1/2s, 2013	245,000	279,706

Anheuser-Busch InBev Worldwide, Inc. 144A
company guaranty sr. notes 8.2s, 2039	285,000	317,397

Campbell Soup Co. debs. 8 7/8s, 2021	345,000	442,722

Coca-Cola Co. (The) sr. unsec.
unsub. notes 4 7/8s, 2019	220,000	226,878

ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	118,000	125,055

CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	790,000	584,600

CVS Caremark, Corp. 144A pass-through
certificates 6.117s, 2013	650,557	662,008

Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	230,000	234,870

Diageo Capital PLC company guaranty 5 3/4s,
2017 (United Kingdom)	565,000	589,444

Diageo Capital PLC company guaranty 5.2s,
2013 (United Kingdom)	270,000	280,806

General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	89,017

Kellogg Co. sr. unsec. notes 4.45s, 2016	50,000	50,042

Kellogg Co. sr. unsub. 5 1/8s, 2012	65,000	69,547

Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	307,579

Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,623

Kroger Co. company guaranty 6.4s, 2017	200,000	212,036

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	238,044

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	345,000	373,139

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	143,560

Putnam VT Income Fund 11

CORPORATE BONDS	Principal
AND NOTES (23.5%)* cont.	amount	Value

Consumer staples cont.
SABMiller PLC 144A notes 6 1/2s, 2018
(United Kingdom)	$465,000	$480,358

Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	350,000	369,922

Tesco PLC 144A sr. unsec.
unsub. notes 6.15s, 2037 (United Kingdom)	550,000	556,390

WPP Finance UK company guaranty sr. unsec.
notes 8s, 2014 (United Kingdom)	245,000	248,804

Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	355,000	365,261

		7,588,838
Energy (1.3%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	90,000	95,790

Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	420,000	399,000

ConocoPhillips company guaranty sr. unsec.
bond 5.9s, 2038	245,000	242,824

ConocoPhillips company guaranty sr. unsec.
notes 5.2s, 2018	120,000	122,356

ConocoPhillips notes 6 1/2s, 2039	430,000	457,706

Devon Energy Corp. sr. notes 6.3s, 2019	155,000	165,636

EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	120,000	128,641

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	162,227

Forest Oil Corp. sr. notes 8s, 2011	250,000	248,750

Halliburton Co. sr. unsec. notes 7.45s, 2039	385,000	449,442

Husky Energy, Inc. sr. notes 5.9s, 2014 (Canada)	125,000	130,364

Kerr-McGee Corp. sec. notes 6.95s, 2024	295,000	273,723

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	91,433

Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	280,000	252,700

Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	240,000	220,430

Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	286,000

Petro-Canada sr. unsec. unsub. notes 6.05s,
2018 (Canada)	50,000	49,755

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.8s, 2037	95,000	89,258

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.35s, 2017	115,000	113,880

Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	185,000	167,423

Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	195,000	186,979

Williams Cos., Inc. (The) 144A sr. unsec.
notes 8 3/4s, 2020	415,000	432,638

XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	305,000	318,406

XTO Energy, Inc. sr. unsec.
unsub. notes 6 1/2s, 2018	245,000	262,846

		5,348,207
Financials (7.9%)
Aflac, Inc. sr. notes 8 1/2s, 2019	120,000	128,224

AGFC Capital Trust I 144A company guaranty 6s, 2067	270,000	56,700

Allstate Life Global Funding Trusts
notes Ser. MTN, 5 3/8s, 2013	415,000	429,104

American Express Bank FSB notes Ser. BKN1,
5.55s, 2012	350,000	350,718

American Express Bank FSB sr. unsec. FRN
Ser. BKNT, 0.621s, 2017	570,000	416,178

American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	830,183

Bank of America Corp. sr. notes 7 5/8s, 2019	595,000	597,654

BankAmerica Capital III bank guaranty jr.
unsec. FRN Ser. *, 1.701s, 2027	465,000	237,652

Barclays Bank PLC sr. unsec. unsub. notes 6 3/4s, 2019	300,000	297,532

CORPORATE BONDS	Principal
AND NOTES (23.5%)* cont.	amount	Value

Financials cont.
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049	$540,000	$459,000

Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s, 2012	700,000	760,798

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	459,784

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	715,000	753,602

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.683s, 2012	622,188	541,339

Capital One Capital III company guaranty 7.686s, 2036	475,000	336,568

Capital One Financial Corp. sr. unsec.
unsub. notes FRN Ser. MTN, 0.93s, 2009	90,000	89,690

Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	254,758

CIT Group, Inc. jr. unsec. sub. notes FRN 6.1s, 2067	825,000	297,000

CIT Group, Inc. sr. notes 5.4s, 2013	60,000	37,186

CIT Group, Inc. sr. notes 5s, 2014	470,000	279,115

Citigroup, Inc. sr. notes 6 1/2s, 2013	480,000	466,261

Citigroup, Inc. sr. unsec. notes 6s, 2017	585,000	509,983

Citigroup, Inc. sr. unsec.
unsub. notes 5 1/4s, 2012	960,000	937,440

Citigroup, Inc. sr. unsec. unsub. notes FRN 1.07s, 2010	695,000	678,585

Citigroup, Inc. sub. notes 5s, 2014	530,000	444,309

CNA Financial Corp. unsec. notes 6s, 2011	305,000	290,236

Credit Suisse Guernsey Ltd. jr. sub. FRN
5.86s, 2049 (United Kingdom)	576,000	374,400

Deutsche Bank AG/London notes 4 7/8s, 2013
(United Kingdom)	325,000	333,603

Deutsche Bank Capital Funding Trust VII 144A
FRB 5.628s, 2049	495,000	321,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031	575,000	276,719

Duke Realty LP sr. unsec. notes 6 1/2s, 2018	185,000	144,753

Duke Realty LP sr. unsec. notes 6 1/4s, 2013	40,000	35,297

Fleet Capital Trust V bank guaranty FRN 1.613s, 2028	675,000	353,645

Fund American Cos., Inc. notes 5 7/8s, 2013	485,000	459,079

GATX Financial Corp. notes 5.8s, 2016	235,000	207,887

General Electric Capital Corp. sr. unsec.
FRN Ser. MTN, 1.156s, 2016	100,000	79,585

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 6 7/8s, 2039	960,000	764,512

General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	565,000	376,980

Goldman Sachs Group, Inc (The) sr. unsec.
6.15s, 2018	230,000	223,923

Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	500,000	521,730

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	1,200,000	1,055,143

Health Care Property Investors, Inc.
sr. unsec. notes 6s, 2017	320,000	271,271

Health Care REIT, Inc. sr. notes 6s, 2013 R	160,000	148,441

Highwood Properties, Inc. sr. unsec.
bonds 5.85s, 2017 R	410,000	326,520

HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	740,072

HSBC Holdings PLC sub. notes 6 1/2s, 2037
(United Kingdom)	1,005,000	972,150

iStar Financial, Inc. 144A company
guaranty sr. sec. notes 10s, 2014 R	167,000	123,580

JPMorgan Chase Bank NA sub. notes Ser. BKNT,
6s, 2017	405,000	394,202

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	337,000	284,021

12 Putnam VT Income Fund

CORPORATE BONDS	Principal
AND NOTES (23.5%)* cont.	amount	Value

Financials cont.
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	$365,000	$313,900

Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	538,410

Loews Corp. notes 5 1/4s, 2016	210,000	211,014

Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	655,000	673,766

Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	395,000	384,536

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	370,000	392,900

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	812,792

Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 1.292s, 2011	340,000	314,833

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2067	1,500,000	1,215,000

Morgan Stanley sr. unsec. notes FRN
Ser. MTN, 0.409s, 2010	445,000	440,969

Morgan Stanley & Co. sr. unsec.
notes Ser. MTN, 5 3/4s, 2016	445,000	426,620

Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	235,000	210,566

Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 R	270,000	265,996

Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 R	445,000	411,575

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	164,448

Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	205,000	103,525

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	401,149

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	162,002

Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	161,302

Prudential Financial, Inc. sr. unsec.
unsub. notes Ser. MTNB, 5.1s, 2014	205,000	193,688

Royal Bank of Scotland Group PLC jr.
sub. notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)	300,000	120,000

Simon Property Group LP sr. unsec.
notes 6 3/4s, 2014 R	93,000	93,591

Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 R	370,000	337,965

Simon Property Group LP unsub. bonds 5 3/4s, 2015 R	153,000	140,910

SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	496,125

Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	295,000	288,155

State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB 1.629s, 2037	200,000	115,198

Swiss Re Capital I LP 144A company
guaranty FRN 6.854s, 2049 (United Kingdom)	155,000	86,145

Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	100,000	103,024

Wachovia Bank NA sr. unsec.
sub. notes Ser. BKNT, 6.6s, 2038	285,000	277,823

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	937,273

Wells Fargo & Co. sr. notes 4 3/8s, 2013	870,000	877,491

Wells Fargo Capital XV jr. sub. unsec.
company guaranty FRN 9 3/4s, 2049	375,000	360,000

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, 2049 (Australia)	645,000	519,896

Willis Group North America, Inc. company
guaranty 6.2s, 2017	245,000	216,968

ZFS Finance USA Trust I 144A bonds FRB
6 1/2s, 2037	865,000	627,125

		33,125,542

CORPORATE BONDS	Principal
AND NOTES (23.5%)* cont.	amount	Value

Health care (1.3%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	$755,000	$700,068

AstraZeneca PLC sr. unsub. notes 5.9s, 2017
(United Kingdom)	730,000	781,706

Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	230,000	242,564

Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	83,000	90,528

Express Scripts, Inc. sr. unsec.	207,000	217,802

GlaxoSmith Kline Capital, Inc. company
guaranty sr. notes 5.65s, 2018	440,000	466,050

Hospira, Inc. sr. notes 6.05s, 2017	45,000	43,947

Hospira, Inc. sr. notes 5.55s, 2012	200,000	208,363

Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039	97,000	98,876

Merck & Co., Inc. sr. unsec. unsub. notes 5s, 2019	93,000	94,290

Novartis Securities Investment, Ltd. company
guaranty sr. unsec. notes 5 1/8s, 2019	525,000	534,617

Pfizer, Inc. sr. unsec. notes 7.2s, 2039	483,000	573,520

Pfizer, Inc. sr. unsec. notes 6.2s, 2019	152,000	166,194

Roche Holdings, Inc. 144A company
guaranty sr. unsec. notes 7s, 2039	295,000	339,506

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	160,892

UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	305,000	315,626

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	190,000	170,525

WellPoint, Inc. notes 7s, 2019	405,000	418,589

		5,623,663
Technology (0.6%)
Corning, Inc. sr. unsec. unsub. notes 6 5/8s, 2019	95,000	97,091

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	66,346

Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6.8s, 2017	305,000	308,454

Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6 1/8s, 2012	269,000	279,221

IBM Corp. sr. unsec. notes 5.7s, 2017	240,000	254,916

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	388,591

Nokia Corp. sr. unsec. notes 6 5/8s, 2039 (Finland)	79,000	83,418

Nokia Corp. sr. unsec. notes 5 3/8s, 2019 (Finland)	36,000	36,422

Xerox Corp. sr. notes 8 1/4s, 2014	261,000	271,028

Xerox Corp. sr. notes 6.4s, 2016	445,000	409,400

Xerox Corp. sr. unsec. notes 6.35s, 2018	540,000	481,950

		2,676,837
Transportation (0.6%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	40,000	32,800

American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	215,000	201,563

Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	135,000	147,095

Burlington Northern Santa Fe Corp.
sr. unsec. notes 5 3/4s, 2018	160,000	163,718

Delta Air Lines, Inc. pass-through
certificates Ser. 71-A, 6.821s, 2022	340,335	287,583

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	589,564	480,494

Southwest Airlines Co. pass-through
certificates Ser. 07-1, 6.15s, 2022	332,782	314,360

Union Pacific Corp. sr. unsec. bond 5.7s, 2018	50,000	50,268

Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	205,000	206,645

Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	287,784

United AirLines, Inc. pass-through
certificates Ser. 07-A, 6.636s, 2022	269,999	207,899

		2,380,209

Putnam VT Income Fund 13

CORPORATE BONDS	Principal
AND NOTES (23.5%)* cont.	amount	Value

Utilities and power (3.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	$150,000	$152,926

Ameren Corp. sr. unsec. notes 8 7/8s, 2014	90,000	92,587

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	226,423

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	376,411

Beaver Valley II Funding debs. 9s, 2017	482,000	475,748

Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	680,000	643,121

Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	942,000	729,549

CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	515,000	545,828

CMS Energy Corp. unsub. notes 6.55s, 2017	20,000	17,850

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	109,281

Commonwealth Edison Co. 1st mtge. sec.
bonds 5 7/8s, 2033	195,000	186,889

Commonwealth Edison Co. 1st mtge. sec.
bonds 5.8s, 2018	80,000	81,241

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 6.3s, 2066	1,375,000	935,000

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	77,894

Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	490,000	514,147

El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	50,000	48,127

El Paso Natural Gas Co. sr. unsec.
unsub. bonds Ser. *, 8 3/8s, 2032	380,000	413,338

Electricite de France 144A notes 6.95s, 2039 (France)	415,000	465,925

Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	410,000	391,235

Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	230,000	229,933

Indiantown Cogeneration LP 1st mtge.
Ser. A-10, 9.77s, 2020	320,000	295,200

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	425,954

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	129,189

Kansas Gas & Electric bonds 5.647s, 2021	140,381	133,774

Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	232,000	226,200

MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	490,000	484,354

MidAmerican Energy Holdings Co. sr. unsec.
bond 6 1/2s, 2037	185,000	192,001

MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	175,000	196,015

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	395,000	425,046

Northwestern Corp. sec. notes 5 7/8s, 2014	450,000	457,692

Oncor Electric Delivery Co. debs. 7s, 2022	106,000	111,944

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	170,663

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	235,000	237,765

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	223,379

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	407,149

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	445,082	438,771

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	267,462

Public Service Co. of Colorado 1st mtge.
sec. bonds 5 1/8s, 2019	15,000	15,415

Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	390,000	390,447

Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	480,000	340,800

Southern Natural Gas. Co. 144A notes 5.9s, 2017	185,000	173,787

Spectra Energy Capital, LLC company
guaranty sr. unsec. notes 5.9s, 2013	430,000	438,860

CORPORATE BONDS	Principal
AND NOTES (23.5%)* cont.	amount	Value

Utilities and power cont.
Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	$50,000	$49,102

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	354,050

Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes Ser. *, 7.2s, 2011	465,000	479,506

Texas-New Mexico Power Co. 144A 1st mtge.
sec. 9 1/2s, 2019	630,000	698,639

TransAlta Corp. sr. unsec. notes 5 3/4s,
2013 (Canada)	275,000	271,732

TransCanada Pipelines, Ltd. jr. sub. FRN
6.35s, 2067 (Canada)	210,000	145,950

Union Electric Co. 1st mtge. sr. sec. bond
6.7s, 2019	260,000	273,612

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	362,439

		15,530,350
Total corporate bonds and notes (cost $104,361,806)		$98,580,536

ASSET-BACKED SECURITIES (9.9%)*	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.004s, 2035	$65,338	$22,332
FRB Ser. 05-4, Class A2C, 0.524s, 2035	100,771	85,855

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.464s, 2036	307,000	62,496
FRB Ser. 06-HE3, Class A2C, 0.464s, 2036	418,000	108,966

Aegis Asset Backed Securities Trust 144A
Ser. 04-6N, Class Note, 4 3/4s,
2035 (In default) †	26,758	3

AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 0.724s, 2029	984,798	426,829

American Express Credit Account Master Trust
144A Ser. 04-C, Class C, 0.819s, 2012	182,670	182,443

Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.814s, 2036	388,000	5,257
FRB Ser. 03-8, Class M2, 2.064s, 2033	176,486	32,576

Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	68,420
Ser. 04-1A, Class E, 6.42s, 2039	495,418	89,175

Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.584s, 2033	21,651	2,655
FRB Ser. 06-W4, Class A2C, 0.474s, 2036	743,000	237,305

Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.314s, 2033	147,181	97,494
FRB Ser. 05-WMC1, Class M1, 0.754s, 2035	177,000	76,110

Asset Backed Securities Corp. Home Equity
Loan Trust
FRB Ser. 06-HE2, Class A3, 0.504s, 2036	116,968	60,139
FRB Ser. 06-HE4, Class A5, 0.474s, 2036	455,304	270,779
FRB Ser. 06-HE7, Class A4, 0.454s, 2036	217,000	64,666

Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 1.015s, 2033	379,141	140,282

Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	173,000	152,863

Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.316s, 2039	2,025,223	1,162,072
FRB Ser. 04-D, Class A, 0.698s, 2044	382,455	326,194

Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.664s, 2038	277,796	166,677
FRB Ser. 03-SSRA, Class A, 1.014s, 2038	275,543	179,103
FRB Ser. 04-SSRA, Class A1, 0.914s, 2039	264,624	124,373

14 Putnam VT Income Fund

ASSET-BACKED SECURITIES (9.9%)* cont.	Principal amount	Value

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9, 2.064s, 2035	$68,697	$687
FRB Ser. 05-HE1, Class M3, 1.244s, 2035	198,000	95,422
FRB Ser. 03-3, Class A2, 0.904s, 2043	694,882	468,542
FRB Ser. 05-3, Class A1, 0.764s, 2035	130,830	96,233

Capital Auto Receivables Asset Trust 144A
Ser. 05-1, Class D, 6 1/2s, 2011	582,000	582,320

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-OPT1, Class M1, 0.734s, 2035	133,073	59,087

Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	1,877,630	130,529
Ser. 00-4, Class A6, 8.31s, 2032	2,632,261	1,847,239
Ser. 00-5, Class A6, 7.96s, 2032	1,237,451	916,758
Ser. 01-4, Class A4, 7.36s, 2033	1,790,402	1,535,592
Ser. 00-6, Class A5, 7.27s, 2031	341,587	282,815
Ser. 01-1, Class A5, 6.99s, 2032	3,569,038	2,897,937
Ser. 01-3, Class A4, 6.91s, 2033	1,940,909	1,598,958
Ser. 02-1, Class A, 6.681s, 2033	1,553,167	1,423,654

Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.834s, 2035	134,000	98,485
FRB Ser. 04-6, Class 2A5, 0.704s, 2034	306,103	203,344
FRB Ser. 05-14, Class 3A2, 0.554s, 2036	61,578	47,710

Credit-Based Asset Servicing and
Securitization 144A Ser. 06-MH1, Class B1,
6 1/4s, 2036	137,000	57,540

Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038	716,000	179,000

CS First Boston Mortgage Securities Corp.
144A Ser. 04-FR1N, Class A, 5s,
2034 (In default) †	49,089	—

Equifirst Mortgage Loan Trust FRB Ser. 05-1,
Class M5, 0.984s, 2035	64,804	29,136

Fieldstone Mortgage Investment Corp. FRB
Ser. 05-1, Class M3, 0.854s, 2035	279,234	248,672

First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
0.464s, 2036	493,000	172,198

First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	83,508	78,961

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.644s, 2036	685,000	239,579
FRB Ser. 06-2, Class 2A3, 0.484s, 2036	1,287,000	335,226

GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.614s, 2019	513,000	307,800
Ser. 04-1A, Class B, 1.164s, 2018	21,391	17,754

Gears Auto Owner Trust 144A Ser. 05-AA,
Class E1, 8.22s, 2012	814,000	773,165

GEBL 144A
Ser. 04-2, Class D, 3.069s, 2032	235,334	14,120
Ser. 04-2, Class C, 1.169s, 2032	176,022	17,602

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	5,310,965	4,044,374
Ser. 97-2, Class A7, 7.62s, 2028	103,931	94,093
Ser. 97-6, Class A9, 7.55s, 2029	250,575	197,749
Ser. 97-4, Class A7, 7.36s, 2029	170,704	136,325
Ser. 97-3, Class A5, 7.14s, 2028	141,190	122,760
Ser. 97-6, Class A8, 7.07s, 2029	72,430	68,047
Ser. 98-4, Class A7, 6.87s, 2030	103,039	85,512
Ser. 97-7, Class A8, 6.86s, 2029	101,133	83,750
Ser. 98-6, Class A7, 6.45s, 2030	86,279	83,813
Ser. 99-1, Class A6, 6.37s, 2025	408,000	371,312

ASSET-BACKED SECURITIES (9.9%)* cont.	Principal amount	Value

Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	$1,438,604	$935,092
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	114,673

GS Auto Loan Trust 144A Ser. 04-1, Class D,
5s, 2011	193,729	191,792

GSAMP Trust FRB Ser. 06-HE5, Class A2C,
0.464s, 2036	1,916,000	505,003

Guggenheim Structured Real Estate Funding,
Ltd. 144A
FRB Ser. 05-2A, Class D, 1.864s, 2030	400,000	40,000
FRB Ser. 05-1A, Class D, 1.844s, 2030	180,084	18,008

High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 1.474s, 2036	792,845	293,353

Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.644s, 2036	345,000	132,981

JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.564s, 2035	268,000	4,020
FRB Ser. 06-FRE1, Class A4, 0.604s, 2035	291,000	87,124

Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	4,048,209	2,403,153
IFB Ser. 07-3, Class 4B, IO, 6.376s, 2037	1,679,546	171,347

LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.317s, 2036	1,280,000	89,600
FRB Ser. 02-1A, Class FFL, 3.065s, 2037	2,075,000	311,250

Local Insight Media Finance, LLC Ser. 07-1W,
Class A1, 5.53s, 2012 F	2,003,492	871,519

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.934s, 2035	226,000	77,105
FRB Ser. 06-4, Class 2A4, 0.574s, 2036	331,000	87,261
FRB Ser. 06-1, Class 2A3, 0.504s, 2036	477,346	212,966

Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.564s, 2032	1,626,445	975,867
Ser. 02-A IO, 0.3s, 2032	44,037,209	518,362

Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	29,639	14,820
Ser. 04-2A, Class D, 5.389s, 2026	28,050	14,025
Ser. 04-2A, Class C, 4.741s, 2026	27,797	16,678
FRB Ser. 02-1A, Class A1, 1.015s, 2024	233,671	202,611

MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.464s, 2036	174,000	68,979

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	192,300	85,559

Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.994s, 2035	141,000	100,407
FRB Ser. 05-HE1, Class M3, 0.834s, 2034	141,000	86,798
FRB Ser. 06-NC4, Class M2, 0.614s, 2036	198,000	1,206

N-Star Real Estate CDO, Ltd. 144A FRB
Ser. 04-2A, Class C1, 2.308s, 2039	500,000	100,000

Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
Class A1, 1.373s, 2015	109,817	99,681

Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	37,451	35,269

New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	609,571	506,029
FRB Ser. 03-4, Class M3, 2.364s, 2033	10,904	4,407

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.474s, 2036	410,000	152,286
FRB Ser. 06-2, Class A2C, 0.464s, 2036	410,000	101,768

Putnam VT Income Fund 15

ASSET-BACKED SECURITIES (9.9%)* cont.	Principal amount	Value

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	$521,350	$268,544
Ser. 00-D, Class A3, 6.99s, 2022	8,121	7,822
Ser. 01-D, Class A3, 5.9s, 2022	58,038	25,670
Ser. 02-C, Class A1, 5.41s, 2032	1,435,979	947,746

Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	149,432	119,943
Ser. 01-B, Class A3, 6.535s, 2023	52,679	34,227

Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	7,568	7,410

Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 1.144s, 2036	92,000	10,133

People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1, Class 1A2,
0.444s, 2036	639,000	213,269

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.504s, 2036	461,976	255,457
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037	640,000	202,635

Residential Asset Securities Corp. FRB
Ser. 05-EMX1, Class M2, 1.044s, 2035	320,080	222,173

Residential Asset Securities Corp. 144A
Ser. 04-NT, Class Note, 4 1/2s,
2034 (In default) †	37,676	188

SAIL Net Interest Margin Notes 144A
Ser. 04-4A, Class B, 7 1/2s,
2034 (In default) †	98,270	1

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.964s, 2035	141,000	1,161
FRB Ser. 07-NC2, Class A2B, 0.454s, 2037	602,000	171,041
FRB Ser. 07-BR5, Class A2A, 0.444s, 2037	399,987	241,992

SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.524s, 2036	704,000	166,364
FRB Ser. 06-FRE1, Class A2B, 0.494s, 2036	325,000	140,912

Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.484s, 2036	333,000	188,350
FRB Ser. 06-3, Class A3, 0.474s, 2036	1,927,000	780,862

South Coast Funding 144A FRB Ser. 3A,
Class A2, 2.156s, 2038	235,000	2,350

Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 0.574s, 2036	331,000	7,683

Structured Asset Receivables Trust 144A FRB
Ser. 05-1, 1.602s, 2015	2,030,907	1,259,162

TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038	718,000	43,080

WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.424s, 2037	3,920,330	2,195,385

Wells Fargo Home Equity Trust FRB Ser. 07-1,
Class A3, 0.634s, 2037	146,000	36,529

Whinstone Capital Management, Ltd. 144A FRB
Ser. 1A, Class B3, 1.992s, 2044 (United Kingdom)	244,291	29,315

Total asset-backed securities (cost $71,041,064)		$41,399,267

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.6%)*	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$45,696,000	$5,867,823

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (4.6%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$45,696,000	$5,781,483

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	318,767

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	45,696,000	356,886

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 4.235% versus the three month
USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	27,793,000	1,500,822

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 4.23% versus the three month
USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.230	27,793,000	1,495,263

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.03% versus the three month
USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.030	33,440,000	3,398,842

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 5.03% versus the three month
USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.030	33,440,000	629,675

Total purchased options outstanding (cost $11,586,263)			$19,349,561

SENIOR LOANS (0.3%)* [c]	Principal amount	Value

Affinion Group, Inc. bank term loan FRN
Ser. B, 2.809s, 2013	$127,740	$120,395

Allison Transmission, Inc. bank term loan
FRN Ser. B, 3.071s, 2014	124,728	98,580

First Data Corp. bank term loan FRN Ser. B1,
3.065s, 2014	63,530	47,489

Harrah’s Operating Co., Inc. bank term loan
FRN Ser. B2, 4.092s, 2015	112,904	82,420

Hawker Beechcraft Acquisition Co., LLC bank
term loan FRN 3.22s, 2014	5,105	3,455

Hawker Beechcraft Acquisition Co., LLC bank
term loan FRN Ser. B, 2.616s, 2014	89,605	60,652

Intelsat Corp. bank term loan FRN Ser. B2,
2.819s, 2011	33,750	30,652

Intelsat Corp. bank term loan FRN Ser. B2-A,
2.819s, 2013	33,760	30,661

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.819s, 2013	33,750	30,652

Lear Corp. bank term loan FRN 3.168s, 2013	114,307	79,491

16 Putnam VT Income Fund

SENIOR LOANS (0.3%)* [c] cont.	Principal amount	Value

Level 3 Communications, Inc. bank term loan
FRN 3.155s, 2014	$129,000	$107,030

MetroPCS Wireless, Inc. bank term loan FRN
3.066s, 2013	50,816	48,269

National Bedding Co. bank term loan FRN
2.38s, 2011	55,293	47,183

Navistar Financial Corp. bank term loan FRN
4.271s, 2012	34,400	29,606

Navistar International Corp. bank term loan
FRN 3.569s, 2012	94,600	81,415

Polypore, Inc. bank term loan FRN Ser. B,
2.59s, 2014	127,379	116,234

Spectrum Brands, Inc. bank term loan FRN
2.803s, 2013 (In default) †	8,231	7,298

Spectrum Brands, Inc. bank term loan FRN
Ser. B1, 7.019s, 2013 (In default) †	119,534	105,987

Sun Healthcare Group, Inc. bank term loan
FRN 2.1s, 2014	21,507	18,873

Sun Healthcare Group, Inc. bank term loan
FRN Ser. B, 3.175s, 2014	134,724	118,220

SunGard Data Systems, Inc. bank term loan
FRN 2.462s, 2014	63,686	58,910

Travelport bank term loan FRN Ser. B,
3.146s, 2013	51,534	40,261

Travelport bank term loan FRN Ser. DD,
2.819s, 2013	26,678	20,859

TW Telecom, Inc. bank term loan FRN Ser. B,
2.32s, 2013	63,523	59,306

Total senior loans (cost $1,576,017)		$1,443,898

MUNICIPAL BONDS AND NOTES (0.2%)*	Principal amount	Value

CA State G.O. Bonds
(Build America Bonds), 7 1/2s, 4/1/34	$350,000	$320,369

MI Tobacco Settlement Fin.
Auth. Rev. Bonds, Ser. A, 7.309s, 6/1/34	395,000	263,694

Tobacco Settlement Fin. Auth. of
WVA Rev. Bonds, Ser. A, 7.467s, 6/1/47	560,000	376,264

Total municipal bonds and notes (cost $1,307,512)		$960,327

SHORT-TERM INVESTMENTS (32.3%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund e	92,659,321	$92,659,321

Manhattan Asset Funding Co., LLC,
0.40%, July 2, 2009	$6,100,000	6,099,932

SSgA Prime Money Market Fund i	7,200,000	7,200,000

U.S. Treasury Bills, for effective yields ranging
from 0.50% to 0.66%, December 17, 2009	972,000	968,820

U.S. Treasury Bills, for effective yields ranging
from 0.52% to 0.66%, November 19, 2009 #	8,350,000	8,329,559

U.S. Treasury Bills, zero%, November 19, 2009 i	4,245,000	4,240,755

Victory Receivables Corp. 0.38%,
July 13, 2009	8,000,000	7,998,987

Working Capital Management Co. 0.60%,
July 10, 2009	8,000,000	7,998,800

Total short-term investments (cost $135,497,970)		$135,496,174
Total investments (cost $694,826,637)		$678,307,628

Key to other fixed-income security abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

* Percentages indicated are based on net assets of $419,970,800.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at June 30, 2009.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs. (Note 1).

i Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts (Note 1).

R Real Estate Investment Trust.

At June 30, 2009, liquid assets totaling $272,007,718 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

FUTURES CONTRACTS				Unrealized
OUTSTANDING at	Number of		Expiration	appreciation
6/30/09 (Unaudited)	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	668	$165,881,100	Sep-09	$(2,756,259)

Euro-Dollar 90 day (Short)	551	136,503,363	Dec-09	(3,160,512)

Euro-Dollar 90 day (Short)	34	8,400,125	Mar-10	(212,867)

U.S. Treasury Bond 20 yr (Long)	358	42,372,656	Sep-09	429,964

U.S. Treasury Note 2 yr (Short)	210	45,405,938	Sep-09	82,814

U.S. Treasury Note 5 yr (Short)	139	15,945,906	Sep-09	159,641

U.S. Treasury Note 10 yr (Long)	318	36,972,469	Sep-09	389,110

Total				$(5,068,109)

Putnam VT Income Fund 17

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09
(proceeds receivable
$1,993,281) (Unaudited)	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, July 1, 2039	$1,000,000	7/31/09	$1,017,969

FNMA, 4 1/2s, July 1, 2039	1,000,000	7/31/09	997,500

Total			$2,015,469

WRITTEN OPTIONS
OUTSTANDING at 6/30/09		Expiration
(premiums received $14,798,182)	Contract	date/
(Unaudited)	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.08%
versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	$32,893,000	Feb-10/5.080	$3,443,897

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.4%
versus the three month USD-LIBOR-BBA
maturing November 9, 2019.	14,649,000	Nov-09/4.400	934,313

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.235% versus the three month
USD-LIBOR-BBA maturing
June 11, 2020.	27,793,000	Jun-10/5.235	619,784

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of
5.215% versus the three month
USD-LIBOR-BBA maturing
February 18, 2020.	44,455,000	Feb-10/5.215	5,066,092

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 5.51% versus the three month
USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	1,049,014

WRITTEN OPTIONS
OUTSTANDING at 6/30/09		Expiration
(premiums received $14,798,182)	Contract	date/
(Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.23% versus the three month
USD-LIBOR-BBA maturing June 9, 2020.	$27,793,000	Jun-10/5.23	$619,506

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	32,893,000	Feb-10/5.220	3,751,118

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.4%
versus the three month USD-LIBOR-BBA
maturing November 9, 2019.	14,649,000	Nov-09/4.400	334,437

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.51% versus the three month
USD-LIBOR-BBA maturing May 14, 2022.	9,347,000	May-12/5.510	435,664

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.08% versus the three month
USD-LIBOR-BBA maturing
February 24, 2020.	32,893,000	Feb-10/5.080	612,797

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	32,893,000	Feb-10/5.220	539,116

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.215% versus the three month
USD-LIBOR-BBA maturing
February 18, 2020.	44,455,000	Feb-10/5.215	713,946

Total			$18,119,684

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$25,143,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$581,472

31,200,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(2,321,343)

190,306,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	6,835,610

23,619,000	—	9/15/10	3.08%	3 month USD-LIBOR-BBA	(791,086)

101,350,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	3,080,072

70,840,000	399,228	10/14/18	3 month USD-LIBOR-BBA	4.30%	4,281,255

61,875,000	154,502	10/14/38	4.25%	3 month USD-LIBOR-BBA	(1,202,602)

46,264,000	17,462	10/20/18	3 month USD-LIBOR-BBA	4.60%	3,666,695

41,955,000	(38,139)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,231,881)

13,780,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,098,620)

50,782,000	—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,235,276)

32,274,000	—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,317,549

919,000	—	9/16/38	3 month USD-LIBOR-BBA	4.66%	90,946

13,718,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,654,759)

Barclays Bank PLC
82,403,000	—	12/9/10	3 month USD-LIBOR-BBA	2.005%	1,062,896

41,744,000	—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(3,631,847)

18 Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
$95,073,000	$—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	$3,957,410

73,931,000	—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(4,620,316)

49,323,000	—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,542,179

52,125,000	—	6/29/18	2.477%	3 month USD-LIBOR-BBA	4,847,927

37,802,000	—	2/24/16	2.77%	3 month USD-LIBOR-BBA	988,874

30,275,000	—	3/27/14	3 month USD-LIBOR-BBA	2.335%	(560,586)

5,596,000	—	4/6/39	3.295%	3 month USD-LIBOR-BBA	809,828

15,731,000	—	5/11/39	3.8425%	3 month USD-LIBOR-BBA	812,630

Credit Suisse International
20,270,000	—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	632,031

21,695,000	—	9/23/10	3 month USD-LIBOR-BBA	3.32%	801,452

55,216,000	—	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,434,545

33,307,000	31,663	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,888,178)

20,000,000	—	12/5/20	3 month USD-LIBOR-BBA	3.01%	(1,560,722)

28,926,000	—	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(3,231,340)

53,520,000	(572,045)	12/10/38	2.69%	3 month USD-LIBOR-BBA	12,886,629

50,520,000	539,980	12/10/38	3 month USD-LIBOR-BBA	2.69%	(12,164,284)

22,592,000	—	1/16/19	3 month USD-LIBOR-BBA	2.32%	(2,399,159)

126,306,000	—	2/5/14	2.475%	3 month USD-LIBOR-BBA	1,015,698

41,068,000	—	2/5/29	3 month USD-LIBOR-BBA	3.35%	(3,724,167)

6,290,000	—	4/28/39	3.50375%	3 month USD-LIBOR-BBA	690,989

8,000,000	—	6/23/19	3 month USD-LIBOR-BBA	4.054%	214,759

Deutsche Bank AG
36,747,000	—	4/21/14	2.51%	3 month USD-LIBOR-BBA	573,716

271,242,000	—	5/12/11	1.43%	3 month USD-LIBOR-BBA	(31,004)

3,000,000	—	5/28/19	3 month USD-LIBOR-BBA	3.592%	(29,563)

7,000,000	—	6/9/19	3 month USD-LIBOR-BBA	4.195%	281,730

35,980,000	—	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,368,644

28,763,000	24,633	11/21/10	2.25%	3 month USD-LIBOR-BBA	(462,655)

143,334,000	—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	1,377,552

24,619,000	—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	145,406

62,132,000	—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	423,054

30,902,000	—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(312,265)

55,136,000	—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(3,991,947)

27,385,000	—	12/16/28	3 month USD-LIBOR-BBA	2.845%	(4,644,078)

115,867,000	—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	640,524

60,782,000	—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	1,680,422

26,404,000	—	1/9/14	3 month USD-LIBOR-BBA	2.165%	(539,330)

18,048,000	—	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(2,063,212)

126,381,000	—	1/30/11	3 month USD-LIBOR-BBA	1.45%	878,588

129,652,000	—	2/5/29	3 month USD-LIBOR-BBA	3.324%	(12,233,755)

363,367,000	—	2/5/14	2.44661%	3 month USD-LIBOR-BBA	3,414,451

214,455,000	—	2/6/14	2.5529%	3 month USD-LIBOR-BBA	946,549

73,123,000	—	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(5,855,551)

116,174,000	—	2/10/14	2.5825%	3 month USD-LIBOR-BBA	377,553

36,943,000	—	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(2,722,849)

20,723,000	—	2/25/14	2.4675%	3 month USD-LIBOR-BBA	196,143

166,600,000	—	3/20/11	3 month USD-LIBOR-BBA	1.43%	892,936

50,800,000	—	3/23/11	3 month USD-LIBOR-BBA	1.45%	283,527

170,000,000	—	3/30/14	2.36%	3 month USD-LIBOR-BBA	3,017,677

78,000,000	—	3/30/21	3 month USD-LIBOR-BBA	3.125%	(5,015,969)

Putnam VT Income Fund 19

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
$23,109,000		$(665,539)	4/8/19	3 month USD-LIBOR-BBA	5.325%	$2,623,049

JPMorgan Chase Bank, N.A.
7,968,000		—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(521,120)

24,386,000		—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(1,822,667)

6,050,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(957,991)

21,658,000		—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(3,532,414)

90,223,000		—	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,747,795

47,089,000		—	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,487,602

39,362,000		—	3/20/13	3 month USD-LIBOR-BBA	3.13%	1,220,584

54,877,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	972,122

62,642,000		—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	2,743,826

41,904,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	971,795

96,058,000		—	5/28/11	3 month USD-LIBOR-BBA	1.3375%	(196,999)

20,205,000	E	—	6/9/20	4.73%	3 month USD-LIBOR-BBA	(943,574)

7,000,000		—	6/9/19	3 month USD-LIBOR-BBA	4.207%	288,921

51,744,000		—	6/9/11	3 month USD-LIBOR-BBA	1.7675%	307,029

44,069,000		—	6/10/11	3 month USD-LIBOR-BBA	1.81%	293,793

25,846,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,065,768

82,878,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	3,347,298

20,205,000	E	—	6/11/20	4.735%	3 month USD-LIBOR-BBA	(948,019)

20,044,000		—	6/16/19	4.09%	3 month USD-LIBOR-BBA	(613,226)

12,673,000		—	6/19/19	3 month USD-LIBOR-BBA	3.8725%	150,017

19,684,000		—	10/23/13	3 month USD-LIBOR-BBA	3.535%	724,743

2,000,000		—	12/3/18	3 month USD-LIBOR-BBA	2.918%	(124,512)

33,337,000		—	3/3/11	3 month USD-LIBOR-BBA	1.68283%	370,387

7,870,000		—	3/6/39	3.48%	3 month USD-LIBOR-BBA	840,559

146,000,000		—	3/20/19	3.20875%	3 month USD-LIBOR-BBA	4,993,180

78,184,000		—	3/23/16	3 month USD-LIBOR-BBA	2.6125%	(3,041,683)

95,000,000		—	3/24/11	3 month USD-LIBOR-BBA	1.4625%	549,291

3,800,000		—	4/1/24	3 month USD-LIBOR-BBA	3.17%	(347,272)

137,300,000		—	4/3/11	3 month USD-LIBOR-BBA	1.365%	46,292

48,410,000		—	4/3/13	1.963%	3 month USD-LIBOR-BBA	884,986

43,770,000		—	4/3/14	2.203%	3 month USD-LIBOR-BBA	1,245,887

38,300,000		—	4/3/10	3 month USD-LIBOR-BBA	1.168%	113,966

UBS, AG
92,318,000		3,068,806	11/10/28	4.45%	3 month USD-LIBOR-BBA	(1,810,742)

141,820,000		(3,602,746)	11/10/18	3 month USD-LIBOR-BBA	4.45%	5,555,404

155,209,000		—	11/24/10	3 month USD-LIBOR-BBA	2.05%	2,173,207

Total						$6,688,856

E See Note 1 to the financial statements regarding extended effective dates.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	—	$1,632	$2,373,000	10/12/52	(134 bp)	$2,010,412

Financial Security Assurance Holdings, Ltd,
6.4%, 12/15/66	Baa1	—	135,000	12/20/12	95 bp	(37,512)

Marsh & Mclennan Co. Inc., 5 3/8%, 7/15/14	—	—	655,000	3/20/12	(95 bp)	(8,619)

Meadwestvaco Corp., 6.85%, 4/1/12	—	—	63,000	3/20/18	(177 bp)	(4,211)

20 Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Barclays Bank PLC
DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	$290,861	$1,833,023		7/25/45	18 bp	$ (11,532)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	230,156	1,374,836		7/25/45	18 bp	3,349

DJ ABX HE PEN AAA Series 7 Version 1 Index	A–	937,696	1,591,000	F	8/25/37	9 bp	(169,935)

DJ CDX NA IG Series 12 Version 1 Index	—	(57,135)	1,515,000		6/20/14	(100 bp)	(35,668)

Citibank, N.A.
DJ ABX HE PEN AAA Series 6 Version 1 Index	AA	206,698	1,010,909		5/25/46	11 bp	(200,174)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	93,062	523,643		7/25/45	18 bp	6,676

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	94,393	534,648		5/25/46	11 bp	(120,793)

Marsh & Mclennan Co. Inc., 5 3/8%, 7/15/14	—	—	395,000		9/20/14	(105 bp)	(10,105)

Sara Lee Corp., 6 1/8%, 11/1/32	—	—	350,000		9/20/11	(43 bp)	(787)

Yum! Brands, Inc., 8 7/8%, 4/15/11	—	—	355,000		3/20/13	(65 bp)	1,199

Credit Suisse International
DJ ABX HE AAA Series 7 Version 2 Index	BB+	157,620	$284,000		1/25/38	76 bp	(52,540)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	456,229	2,547,554		7/25/45	18 bp	35,959

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	1,592,170	3,621,591		5/25/46	11 bp	134,546

DJ ABX HE PEN AAA Series 7 Version 1 Index	A–	1,198,781	2,019,000		8/25/37	9 bp	(204,424)

DJ CDX NA HY Series 10	B1	53,267	507,300		6/20/13	500 bp	(3,911)

DJ CDX NA HY Series 10	B1	198,581	1,869,000		6/20/13	500 bp	(12,074)

DJ CMB NA CMBX AAA Index	AAA	7,324	44,000	F	12/13/49	8 bp	(3,619)

DJ CMB NA CMBX AJ Index	—	(433,724)	1,349,000	F	2/17/51	(96 bp)	493,228

DJ CMBX NA AAA Series 4 Version 1 Index	—	(5,151,664)	12,471,000	F	2/17/51	(35 bp)	(1,813,905)

General Electric Capital Corp., 5 5/8%, 9/15/17	Aa2	—	565,000		12/20/13	530 bp	24,501

Liberty Mutual Insurance, 7 7/8%, 10/15/26	—	—	330,000		12/20/13	(210 bp)	(4,333)

Deutsche Bank AG
DJ ABX HE PEN AAA Series 6 Version 1 Index	AAA	66,490	349,186		7/25/45	18 bp	8,885

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	372,475	1,028,425		5/25/46	11 bp	(41,447)

DJ CDX NA IG Series 11 Index	Baa1	127,843	7,970,000		12/20/13	150 bp	71,216

General Electric Capital Corp., 6%, 6/15/12	Aa2	—	910,000		9/20/13	109 bp	(100,034)

Goldman Sachs International
DJ ABX HE AAA Index	BB+	147,593	628,000		1/25/38	76 bp	(320,200)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	201,802	486,271		5/25/46	11 bp	6,081

DJ CDX NA CMBX AAA Index	AAA	27,066	740,000		3/15/49	7 bp	(111,677)

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	227,698	1,084,309		5/25/46	11 bp	(208,717)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA	379,405	1,032,595		5/25/46	11 bp	(36,195)

GATX Corp., 8.875%, 6/1/09	—	—	235,000		3/20/16	(100 bp)	15,282

Lexmark International, Inc., 5.9%, 6/1/13	—	—	405,000		6/20/13	(113 bp)	3,899

Nextel Communications, 7 3/8%, 8/1/15	—	—	245,000		9/20/13	(540 bp)	12,713

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	232,000		9/20/12	(128 bp)	(348)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12 Version 1 Index	—	(136,632)	3,363,000		6/20/14	(100 bp)	(88,979)

DJ CDX NA IG Series 12 Version 1 Index	—	(3,615,589)	81,449,000		6/20/14	(100 bp)	(2,461,516)

DJ CMB NA CMBX AAA Index	AAA	1,100,020	10,136,500		2/17/51	35 bp	(1,612,994)

Total							$(4,848,303)

* Payments related to the reference debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2009. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam VT Income Fund 21

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

		Valuation inputs

	Level 1	Level 2	Level 3

Asset-backed securities	$—	$40,527,748	$871,519

Corporate	—	98,580,536	—

Mortgage-backed securities	—	192,326,751	—

Municipal bonds and notes	—	960,327	—

Purchased options
outstanding	—	19,349,561	—

Senior loans	—	1,443,898	—

U.S. Government
and Agency Mortgage
Obligations	—	179,778,662	—

U.S. Treasury Obligations	—	8,972,452	—

Short-term investments	99,859,321	35,636,853	—

Totals by level	$99,859,321	$577,576,788	$871,519

	Level 1	Level 2	Level 3

Other financial
instruments:	$(5,068,109)	$(18,294,600)	—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a reconciliation of Level 3 assets as of June 30, 2009:

				Change in net
	Balance as of	Accrued		unrealized		Net transfers in
	December 31,	discounts/	Realized	appreciation	Net	and/or out of	Balance as of
Investments in securities:	2008	premiums	gain/(loss)	(depreciation)	purchases/sales	Level 3	June 30, 2009

Asset-backed securities	$1,319,242	$—	$(25,985)	$(395,750)	$(25,988)	$—	$871,519

Mortgage-backed securities	1,277,977	—	—	—	—	(1,277,977)	—

Total	$2,597,219	$—	$(25,985)	$(395,750)	$(25,988)	$(1,277,977)	$871,519

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Statement of assets and liabilities
6/30/09 (Unaudited)

Assets

Investment in securities, at value, including of securities on loan (Note 1):

Unaffiliated issuers (identified cost $602,167,316)	$585,648,307

Affiliated issuers (identified cost $92,659,321) (Note 6)	92,659,321

Cash	769,051

Interest and other receivables	4,299,691

Receivable for shares of the fund sold	328,763

Receivable for investments sold	207,009,690

Receivable for sales of delayed delivery securities (Notes 1 and 7)	1,983,167

Unrealized appreciation on swap contracts (Note 1)	105,595,359

Premium paid on swap contracts (Note 1)	14,273,213

Total assets	1,012,566,562

Liabilities

Payable for variation margin (Note 1)	92,273

Payable for investments purchased	254,594,087

Payable for purchases of delayed delivery securities (Notes 1 and 7)	171,047,763

Payable for shares of the fund repurchased	182,177

Payable for compensation of Manager (Note 2)	436,758

Payable for investor servicing fees (Note 2)	10,001

Payable for custodian fees (Note 2)	31,199

Payable for Trustee compensation and expenses (Note 2)	130,935

Payable for administrative services (Note 2)	1,806

Payable for distribution fees (Note 2)	35,594

Payable for receivable purchase agreement (Note 2)	217,466

Written options outstanding, at value (premiums received
$14,798,182) (Notes 1 and 3)	18,119,684

Premium received on swap contracts (Note 1)	12,405,136

Unrealized depreciation on swap contracts (Note 1)	103,754,806

TBA sales commitments, at value (proceeds receivable
$1,993,281) (Note 1)	2,015,469

Collateral on derivative contracts, at value (Note 1)	28,032,053

Interest payable (Note 2)	1,351,251

Other accrued expenses	137,304

Total liabilities	592,595,762

Net assets	$419,970,800

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$520,218,582

Undistributed net investment income (Note 1)	16,025,566

Accumulated net realized loss on investments (Note 1)	(93,495,128)

Net unrealized depreciation of investments	(22,778,220)

Total — Representing net assets applicable to
capital shares outstanding	$419,970,800

Computation of net asset value Class IA

Net Assets	$242,609,508

Number of shares outstanding	23,413,356

Net asset value, offering price and redemption price
per share (net assets divided by number of shares outstanding)	$10.36

Computation of net asset value Class IB

Net Assets	$177,361,292

Number of shares outstanding	17,226,032

Net asset value, offering price and redemption price
per share (net assets divided by number of shares outstanding)	$10.30

Statement of operations
Six months ended 6/30/09 (Unaudited)

Investment income

Interest (including interest income of $87,584 from
investments in affiliated issuers) (Note 6)	$17,578,257

Total investment income	17,578,257

Expenses

Compensation of Manager (Note 2)	1,267,501

Investor servicing fees (Note 2)	58,067

Custodian fees (Note 2)	30,632

Trustee compensation and expenses (Note 2)	22,024

Administrative services (Note 2)	16,409

Distribution fees — Class IB (Note 2)	206,530

Interest expense (Note 2)	1,351,251

Other	164,713

Fees reimbursed by Manager (Note 2)	(426,639)

Total expenses	2,690,488

Expense reduction (Note 2)	(3,017)

Net expenses	2,687,471

Net investment income	14,890,786
Net realized gain on investments (Notes 1 and 3)	4,112,819

Net realized gain on swap contracts (Note 1)	3,698,931

Net realized loss on futures contracts (Note 1)	(1,481,459)

Net unrealized appreciation of investments futures
contracts, swap contracts, written options, and TBA sale
commitments during the period	60,507,656

Net gain on investments	66,837,947

Net increase in net assets resulting from operations	$81,728,733

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 23

Statement of changes in net assets

	Putnam VT
	Income Fund
	Six months ended	Year ended
	6/30/09*	12/31/08

Increase (decrease) in net assets

Operations:

Net investment income	$14,890,786	$27,173,160

Net realized gain (loss) on investments	6,330,291	(93,140,222)

Net unrealized appreciation (depreciation)
of investments	60,507,656	(64,677,254)

Net increase (decrease) in net assets
resulting from operations	81,728,733	(130,644,316)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(14,788,211)	(23,950,417)

Class IB	(10,530,791)	(17,430,226)

Increase in capital from settlement
payment (Note 8)	—	55,580

Decrease from capital share transactions
(Note 4)	(19,968,739)	(109,852,436)

Total increase (decrease) in net assets	36,440,992	(281,821,815)

Net assets:

Beginning of period	383,529,808	665,351,623

End of period (including undistributed net
investment income of $16,025,566 and
$26,453,782, respectively)	$419,970,800	$383,529,808

* Unaudited

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)a,b	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non - recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)c,d	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)b,c,e	Ratio of expenses to average net assets, excluding interest expense (%)b,c,e	Ratio of net investment income (loss) to average net assets (%)b	Portfolio turnover (%)

Putnam VT Income Fund (Class IA)

6/30/09†	$9.02	.37	1.62	1.99	(.65)	—	(.65)	—	$10.36	23.10*	$242,610	.63*i	.29*	3.84*	180.83* f

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	—	(.84)	— g,h	9.02	(23.78)	221,192.58		.58	4.97	208.37 f

12/31/07	12.70	.65	.02	.67	(.69)	—	(.69)	—	12.68	5.45	379,470.57		.57	5.25	228.92 f

12/31/06	12.69	.54	.04	.58	(.57)	—	(.57)	—	12.70	4.83	437,298.57		.57	4.39	201.13 f

12/31/05	12.96	.52	(.20)	.32	(.45)	(.14)	(.59)	—	12.69	2.60	530,341.61		.61	4.06	336.25 f

12/31/04	12.91	.38	.22	.60	(.55)	—	(.55)	—	12.96	4.72	637,568.66		.66	3.01	401.71

Putnam VT Income Fund (Class IB)

6/29/05†	$8.96	.35	1.60	1.95	(.61)	—	(.61)	—	$10.30	22.81*	$177,361	.76*i	.42*	3.72*	180.83* f

12/30/04	12.59	.54	(3.36)	(2.82)	(.81)	—	(.81)	— g,h	8.96	(23.93)	162,338.83		.83	4.75	208.37 f

12/30/03	12.61	.62	.02	.64	(.66)	—	(.66)	—	12.59	5.22	285,881.82		.82	5.00	228.92 f

12/30/02	12.61	.50	.04	.54	(.54)	—	(.54)	—	12.61	4.52	300,246.82		.82	4.09	201.13 f

12/30/01	12.88	.48	(.20)	.28	(.41)	(.14)	(.55)	—	12.61	2.36	292,152.86		.86	3.81	336.25 f

12/30/00	12.84	.34	.22	.56	(.52)	—	(.52)	—	12.88	4.43	278,617.91		.91	2.71	401.71

* Not annualized

† Unaudited

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to June 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

6/30/09	0.11%

12/31/08	0.17

12/31/07	0.14

12/31/06	0.16

12/31/05	0.10

12/31/04	0.04

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

f Portfolio turnover excludes dollar roll transactions.

g Amount represents less than $0.01 per share. h Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008 (Note 8).

i Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.34% of average net assets as of June 30, 2009 (Note 2).

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 25

Notes to financial statements 6/30/09 (Unaudited)

Note 1: Significant accounting policies

Putnam VT Income Fund (the “fund”), is a diversified series of Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund seeks current income consistent with what Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC, believes to be prudent risk by investing in investment-grade and high-yield bonds, and U.S. government securities. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Subsequent events after the balance sheet date through the date that the financial statements were issued, August 7, 2009, have been evaluated in the preparation of the financial statements.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price

26 Putnam VT Income Fund

for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

G) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

I) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

J) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

K) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Putnam VT Income Fund 27

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

M) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

N) Federal taxes It is the policy of the fund to distribute all of its taxable (for tax exempt and municipal bond funds exclude “taxable”) income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008, the fund had a capital loss carryover of $84,472,035 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$3,719,524	12/31/13

80,752,511	12/31/16

The aggregate identified cost on a tax basis is $715,944,469, resulting in gross unrealized appreciation and depreciation of $29,887,537 and $67,524,378, respectively, or net unrealized depreciation of $37,636,841.

O) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

P) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Q) Beneficial interest At June 30, 2009, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 64.6% of the fund is owned by accounts of one group of insurance companies.

Note 2: Management fee, administrative services and
other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the period ended June 30, 2009, Putnam Management waived $426,639 of its management fee from the fund.

Putnam Management has contractually agreed, from August 1, 2009 through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.45% based on the fund’s average net assets. Putnam Management has also contractually agreed from August 1, 2009 through July 31, 2010, to limit the fund’s expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the fund’s average net assets.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into Agreements with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the fund the right to receive, in the aggregate, $843,827 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF and is included in the Statement of assets and liabilities in Payable for investments purchased. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreements will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable, which is included in the Statement of operations in Interest expense. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the six months period ended June 30, 2009 are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Fiduciary Trust Company (“PFTC”), an affiliate of Putnam Management, and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months period ended June 30, 2009, the fund’s expenses were reduced by $3,017 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $452, as a quarterly retainer, has been allocated to the fund, and an additional

28 Putnam VT Income Fund

fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) pursuant to Rule12b-1under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3: Purchases and sales of securities

During the six months ended June 30, 2009, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $660,471,100 and $806,697,053, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the period ended June 30, 2009 are summarized as follows:

	Contract	Premiums
	amounts	received

Written options outstanding at beginning of period	$268,474,000	$12,755,397

Options opened	55,586,000	2,042,785

Options exercised	—	—

Options expired	—	—

Options closed	—	—

Written options outstanding at end of period	$ 324,060,000	$14,798,182

Note 4: Capital shares

At June 30, 2009, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/09		Year ended 12/31/08		Six months ended 6/30/09		Year ended 12/31/08

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Putnam VT Income Fund

Shares sold	196,870	$1,912,101	430,205	$4,922,844	225,697	$2,194,496	302,472	$3,662,497

Shares issued in connection with
reinvestment of distributions	1,635,864	14,788,211	2,036,600	23,950,417	1,171,389	10,530,791	1,491,037	17,430,226

Subtotal	1,832,734	16,700,312	2,466,805	28,873,261	1,397,086	12,725,287	1,793,509	21,092,723

Shares repurchased	(2,946,046)	(27,944,416)	(7,862,687)	(88,172,451)	(2,297,759)	(21,449,922)	(6,378,163)	(71,645,969)

Net decrease	(1,113,312)	$(11,244,104)	(5,395,882)	$(59,299,190)	(900,673)	$(8,724,635)	(4,584,654)	$(50,553,246)

Note 5: Summary of derivative activity
The following is a summary of the market values of derivative instruments as of June 30, 2009:

	Asset derivatives		Liability derivatives

Derivatives not accounted for as hedging instruments under
Statement 133	Balance sheet location	Market value	Balance sheet location	Market value

Credit contracts	Receivables	$2,827,946	Payables	$7,676,249

	Investments, Receivables,		Payables,
	Net assets – Unrealized		Net assets – Unrealized
Interest rate contracts	appreciation / (depreciation)	123,178,503*	appreciation / (depreciation)	120,327,879*

Total		$126,006,449		$128,004,128

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized gains or losses of derivative instruments on the Statement of operations for the six months ended June 30, 2009 (see Note 1):

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments			Forward currency
under Statement 133	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(5,999,930)	$(5,999,930)

Interest rate contracts	(1,857,627)	(1,481,459)	—	9,698,861	6,359,775

Total	$(1,857,627)	$(1,481,459)	$—	$3,698,931	$359,845

Putnam VT Income Fund 29

The following is a summary of unrealized gains or losses of derivative instruments on the Statement of operations for the six months ended June 30, 2009 (see Note 1):

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments			Forward currency
under Statement 133	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$ 1,303,087	$ 1,303,087

Interest rate contracts	(10,520,186)	691,615	—	27,670,904	17,842,333

Total	$(10,520,186)	$ 691,615	$—	$28,973,991	$ 19,145,420

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $87,584 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $144,858,931 and $52,199,610, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In August 2008, the fund received a payment from Putnam Management for $55,580 related to restitution payments in connection with a distribution plan approved by the SEC. These amounts can be found in the increase in capital from settlement payments line item in the prior year Statement of changes in net assets.

Note 9: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 10: Other

At their July 2009 meeting, the Board of Trustees approved a new management contract for the fund, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund.

30 Putnam VT Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually for each fund whether to approve the continuance of the management contract with Putnam Investment Management (“Putnam Management”), and with respect to certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL and another affiliate, Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2009, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 12, 2009 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract — and with respect to certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts — effective July 1, 2009. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That such fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers pending other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Consideration of strategic pricing proposal

The Trustees considered that the Contract Committee had been engaged in a detailed review of Putnam Management’s strategic pricing proposal that was first presented to the Committee at its May 2009 meeting. The proposal included proposed changes to the basic structure of the management fees in place for all open-end funds (except the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund), including implementation of a breakpoint structure based on the aggregate net assets of all such funds in lieu of the individual breakpoint structures in place for each fund, as well as implementation of performance fees for certain funds. In addition, the proposal recommended substituting separate expense limitations on investor servicing fees and on other expenses as a group in lieu of the total expense limitations in place for many funds.

While the Contract Committee noted the likelihood that the Trustees and Putnam Management would reach agreement on the strategic pricing matters in later months, the terms of the management contracts required that the Trustees approve the continuance of the contracts in order to prevent their expiration at June 30, 2009. The Contract Committee’s recommendations in June reflect its conclusion that the terms of the contractual arrangements for each fund continued to be appropriate for the upcoming term, absent any possible agreement with respect to the matters addressed in Putnam Management’s proposal.

The Trustees were mindful of the significant changes that had occurred at Putnam Management in the past two years, including a change of ownership, the installation of a new senior management team at Putnam Management, the substantial decline in assets under management resulting from extraordinary market forces as well as continued net redemptions in many funds, the introduction of new fund products representing novel investment strategies and the introduction of performance fees for certain new funds. The Trustees were also mindful that many other leading firms in the industry had also been experiencing significant challenges due to the changing financial and competitive environment. For these reasons, even though the Trustees believed that the current contractual arrangements in place between the funds and Putnam Management and its affiliates have served shareholders well and continued to be appropriate for the near term, the Trustees believed that it was an appropriate time to reconsider the current structure of the funds’ contractual arrangements with Putnam Management with a view to possible changes that might better serve the interests of shareholders in this new environment. The Trustees concluded their review of Putnam Management’s strategic pricing proposal in July 2009, and their considerations regarding the proposal are discussed below under the heading “Subsequent approval of strategic pricing proposal.” With the exception of the discussion under this heading, the following discussion generally addresses only the Trustees’ reasons for recommending the continuance of the current contractual arrangements as, at the time the Trustees determined to make this recommendation, the Trustees had not yet reached any conclusions with respect to the strategic pricing proposal.

Putnam VT Income Fund 31

Management fee schedules and categories;
total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. The general fee structure has been carefully developed over the years and re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees noted that shareholders of all funds voted by overwhelming majorities in 2007 to approve new management contracts containing identical fee schedules.

In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust at that time but, as indicated above, based on their detailed review of the current fee structure, were prepared to consider possible changes to these arrangements that might better serve the interests of shareholders in the future. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2008 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Actual
	management fee	Total expenses
	(percentile rank)	(percentile rank)

Putnam VT Income Fund	39th	36th

The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result o fdeclining net assets and the natural operation of fee breakpoints. The Trustees expressed their intention to monitor the funds’ percentile rankings in management fees and in total expenses to ensure that fees and expenses of the funds continue to meet evolving competitive standards.

The Trustees noted that the expense ratio increases described above were being controlled by expense limitations initially implemented in January 2004. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception and, while the Contract Committee was reviewing proposed alternative expense limitation arrangements as noted above, the Trustees received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2010, or such earlier time as the Trustees and Putnam Management reach agreement on alternative arrangements.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2009, or until such earlier time as the Trustees and Putnam Management reach agreement on alternative expense limitation arrangements, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation was not applied to your fund because it had a below-average expense ratio relative to its custom peer group.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at that time but, as noted above, were in the process of reviewing a proposal to eliminate individual fund breakpoints for all of the open-end funds (except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund) in favor of a breakpoint structure based on the aggregate net assets of all such funds.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process —as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance

32 Putnam VT Income Fund

of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the disappointing investment performance of many of the funds for periods ended March 31, 2009. They discussed with senior management of Putnam Management the factors contributing to such underperformance and the actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers including increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees also recognized the substantial improvement in performance of many funds since the implementation of those changes. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that the fund’s class IA share cumulative total return performance at net asset value was in particular percentiles of its Lipper Inc. peer group for the one-year, three-year and five-year periods ended March 31, 2009. This information is shown in the following table. (Results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Past performance is not a guarantee of future returns.

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	rank (# of	rank (# of	rank (# of
	funds in	funds in	funds in
IA Share as of 3/31/09	category)	category)	category)

Putnam VT Income Fund	90th (39)	88th (38)	87th (37)

Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

The Trustees noted the disappointing performance for certain of the funds in Putnam Variable Trust, as well as certain circumstances that may have contributed to that performance and the actions taken by Putnam Management to address these funds’ performance, as detailed below. The Trustees also considered the four broad initiatives that Putnam Management has implemented to improve its investment approach, to reduce the likelihood of fourth quartile results, and to deliver on its long-term investment goals. Specifically, Putnam Management has:

1. Increased accountability and reduced complexity in the portfolio management process for the Putnam equity funds by replacing a team management structure with a decision-making process that vests full authority and responsibility with individual portfolio managers;

2. Clarified Putnam Management’s investment process by affirming a fundamental-driven approach to investing, with quantitative analysis providing additional input for investment decisions;

3. Strengthened Putnam Management’s large-cap equity research capability by adding multiple new investment personnel to the team and by bringing U.S. and international research under common leadership; and

4. Realigned compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended March 31, 2009. The Trustees considered Putnam Management’s belief that significant volatility and illiquidity in the taxable fixed-income markets contributed to the fund’s relative underperformance during these periods. In addition, the Trustees considered Putnam Management’s decision to implement initiative 4 described above. The Trustees also considered Putnam Management’s continued belief that the fund’s investment strategy and process are designed to produce attractive relative performance over longer periods, and noted improvements in the fund’s recent year-to-date performance as of March 31, 2009 as the markets began to show signs of stabilizing.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy commencing in 2009, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continue to be allocated to the payment of fund expenses, although the amount allocated for this purpose has declined in recent years. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam VT Income Fund 33

The Trustees’ annual review of Putnam Variable Trust’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Investor Services, Inc., each of which provides benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

Subsequent approval of strategic pricing proposal

As mentioned above, at a series of meetings beginning in May 2009 and ending on July 10, 2009, the Contract Committee and the Trustees engaged in a detailed review of Putnam Management’s strategic pricing proposal. Following this review, the Trustees of each fund, including all of the Independent Trustees, voted unanimously on July 10, 2009 to approve proposed management contracts reflecting the proposal, as modified based on discussions between the Independent Trustees and Putnam Management, for each fund. In considering the proposed contracts, the Independent Trustees focused largely on the specific proposed changes described below relating to management fees. They also took into account the factors that they considered in connection with their most recent annual approval on June 12, 2009 of the continuance of the funds’ current management contracts and the extensive materials that they had reviewed in connection with that approval process, as described above.

The proposed management contracts are subject to shareholder approval. The Trustees have called a shareholder meeting for each of the funds for November 19, 2009 and have recommended unanimously that shareholders approve the proposed contracts.

• Considerations relating to Fund Family fee rate calculations. The Independent Trustees considered that the proposed management contracts would change the manner in which fund shareholders share in potential economies of scale associated with the management of the funds. Under the current management contracts, shareholders of a fund benefit from increased fund size through reductions in the effective management fee paid to Putnam Management once the fund’s net assets exceed the first breakpoint in the fund’s fee schedule ($500 million for most funds). Conversely, in the case of funds with net assets above the level of the first breakpoint, the effective management fee increases as the fund’s average net assets decline below a breakpoint. These breakpoints are measured solely by the net assets of each individual fund and are not affected by possible growth (or decline) of net assets of other funds in the Fund Family. (“Fund Family” for purposes of this discussion refers to all open-end mutual funds sponsored by Putnam Management, except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund.) Under the proposed management contracts, potential economies of scale would be shared ratably among shareholders of all funds, regardless of their size. The management fees paid by a fund (and indirectly by shareholders) would no longer be affected by the growth (or decline) of assets of the particular fund, but rather would be affected solely by the growth (or decline) of the aggregate net assets of all funds in the Fund Family, regardless of whether the net assets of the particular fund are growing or declining.

The table below shows the proposed effective management fee rate for your fund, based on June 30, 2009 net assets of the Fund Family ($52.3 billion). This table also shows the effective management fee rate payable by your fund under its current management contract, based on the net assets of the fund as of June 30, 2009. Finally, this table shows the difference in the effective management fees, based on net assets as of June 30, 2009, between the proposed management contract and the current contract.

	Proposed	Current
	Effective	Effective
	Contractual	Contractual
Name of Fund	Rate	Rate	Difference

Putnam VT Income Fund	0.412%	0.650%	(0.238%)

As shown in the foregoing table, based on June 30, 2009 net asset levels, the proposed management contract would provide for payment of a management fee rate that is lower for your fund than the management fee rate payable under the current management contract. For a small number of funds (although not your fund), the management fee rate would be slightly higher under the proposed contract at these asset levels, but by only immaterial amounts. In the aggregate, the financial impact on Putnam Management of implementing this proposed change for all funds at June 30, 2009 net asset levels is a reduction in annual management fee revenue of approximately $24.0 million. (Putnam Management has already incurred a significant portion of this revenue reduction through the waiver of a portion of its current management fees for certain funds pending shareholder consideration of the proposed management contracts. Putnam is not obliged to continue such waivers beyond July 31, 2010 in the event that the proposed contracts are not approved by shareholders.) The Independent Trustees carefully considered the implications of this proposed change under a variety of economic circumstances. They considered the fact that at current asset levels the management fees paid by the funds under the proposed contract would be lower for almost all funds, and would not be materially higher for any fund. They considered the possibility that under some circumstances, the current management contract could result in a lower fee for a particular fund than the proposed management contract. Such circumstances might occur, for example, if the aggregate net assets of the Fund Family remain largely unchanged and the net assets of an individual fund grew substantially, or if the net assets of an individual fund remain largely unchanged and the aggregate net assets of the Fund Family declined substantially.

The Independent Trustees noted that future changes in the net assets of individual funds are inherently unpredictable and that experience

34 Putnam VT Income Fund

has shown that funds often grow in size and decline in size over time depending on market conditions and the changing popularity of particular investment styles and asset classes. They noted that, while the aggregate net assets of the Fund Family have changed substantially over time, basing a management fee on the aggregate level of assets of the Fund Family would likely reduce fluctuations in costs paid by individual funds and lead to greater stability and predictability of fund operating costs over time.

The Independent Trustees considered that the proposed management contract would likely be advantageous for newly organized funds that have yet to attract significant assets and for funds in specialty asset classes that are unlikely to grow to a significant size. In each case, such funds would participate in the benefits of scale made possible by the aggregate size of the Fund Family to an extent that would not be possible based solely on their individual size.

The Independent Trustees also considered that for funds that have achieved or are likely to achieve considerable scale on their own, the proposed management contract could result in sharing of economies which might lead to slightly higher costs under some circumstances, but they noted that any such increases are immaterial at current asset levels and that over time such funds are likely to realize offsetting benefits from their opportunity to participate, both through the exchange privilege and through the Fund Family breakpoint fee structure, in the improved growth prospects of a diversified Fund Family able to offer competitively priced products.

The Independent Trustees noted that the implementation of the proposed management contracts would result in a reduction in aggregate fee revenues for Putnam Management at current asset levels. They also noted that applying various projections of growth equally to the aggregate net assets of the Fund Family and to the net assets of individual funds also showed revenue reductions for Putnam Management. They recognized, however, the possibility that under some scenarios Putnam Management might realize greater future revenues, with respect to certain funds, under the proposed contracts than under the current contracts, but considered such circumstances to be both less likely and inherently unpredictable.

The Independent Trustees considered the extent to which Putnam Management may realize economies of scale in connection with the management of the funds. In this regard, they considered the possibility that such economies of scale as may exist in the management of mutual funds may be associated more closely with the size of the aggregate assets of the mutual fund complex than with the size of any individual fund. In this regard the Independent Trustees considered the financial information provided to them by Putnam Management over a period of many years regarding the allocation of costs involved in calculating the profitability of its mutual fund business as a whole and the profitability of individual funds. The Independent Trustees noted that the methodologies for such cost allocations had been reviewed on a number of occasions in the past by independent financial consultants engaged by the Independent Trustees. The Independent Trustees noted that these methodologies support Putnam Management’s assertion that many of its operating costs and any associated economies of scale are related more to the aggregate net assets under management in various sectors of its business than to the size of individual funds. They noted that on a number of occasions in the past the Independent Trustees had separately considered the possibility of calculating management fees in whole or in part based on aggregate net assets of the Putnam funds.

The Independent Trustees considered the fact that the proposed contracts would result in a sharing among the affected funds of economies of scale that for the most part are now enjoyed by the larger funds, without materially increasing the current costs of any of the larger funds. They concluded that this sharing of economies among funds was appropriate in light of the diverse investment opportunities available to shareholders of all funds through the existence of the exchange privilege. They also considered that the proposed change in management fee structure would allow Putnam Management to introduce new investment products at more attractive pricing levels than may be currently be the case.

After considering all of the foregoing, the Independent Trustees concluded that the proposed calculation of management fees based on the aggregate net assets of the Fund Family represented a fair and reasonable means of sharing possible economies of scale among the shareholders of all funds.

• Considerations relating to addition of fee rate adjustments based on investment performance for certain funds. The Independent Trustees considered that Putnam’s proposal to add fee rate adjustments based on investment performance to the management contracts of certain funds reflected a desire by Putnam Management to align its fee revenues more closely with investment performance in the case of certain funds. They noted that Putnam Management already has a significant financial interest in achieving good performance results for the funds it manages. Putnam Management’s fees are based on the assets under its management (whether calculated on an individual fund or complex-wide basis). Good performance results in higher asset levels and therefore higher revenues to Putnam Management. Moreover, good performance also tends to attract additional investors to particular funds or the complex generally, also resulting in higher revenues. Nevertheless, the Independent Trustees concluded that adjusting management fees based on performance for certain selected funds could provide additional benefits to shareholders.

The Independent Trustees noted that Putnam Management proposed the addition of performance adjustments only for certain of the funds and considered whether similar adjustments might be appropriate for other funds. (Putnam Management did not propose the addition of performance adjustments for any of the funds in Putnam Variable Trust.) In this regard, they considered Putnam Management’s belief that the addition of performance adjustments would be most appropriate for shareholders of U.S. growth funds, international equity funds and Putnam Global Equity Fund. They also considered Putnam Management’s view that it would continue to monitor whether performance fees would be appropriate for other funds. Accordingly, the Independent Trustees concluded that it would be desirable to gain further experience with the operation of performance adjustments for certain funds and the market’s receptivity to such fee structures before giving further consideration to whether similar performance adjustments would be appropriate for other funds as well.

• Considerations relating to standardization of payment terms. The proposed management contracts for all funds provide that management fees will be computed and paid monthly within 15 days after the end of each month. The current contracts of the funds contain quarterly computation and payment terms in some cases. These differences largely reflect practices in place at earlier times when many of the funds were first organized. Under the proposed contract, certain funds would make payments to Putnam Management earlier than they do under their current contract. This would reduce a fund’s

Putnam VT Income Fund 35

opportunity to earn income on accrued but unpaid management fees by a small amount, but would not have a material effect on a fund’s operating costs.

The Independent Trustees considered the fact that standardizing the payment terms for all funds would involve an acceleration in the timing of payments to Putnam Management for some funds and a corresponding loss of a potential opportunity for such funds to earn income on accrued but unpaid management fees. The Independent Trustees did not view this change as having a material impact on shareholders of any fund. In this regard, the Independent Trustees noted that the proposed contracts conform to the payment terms included in management contracts for all Putnam funds organized in recent years and that standardizing payment terms across all funds would reduce administrative burdens for both the funds and Putnam Management.

• Considerations relating to comparisons with management fees and total expenses of competitive funds. As part of their evaluation of the proposed management contracts, the Independent Trustees also reviewed the general approach taken by Putnam Management and the Independent Trustees in recent years in imposing appropriate limits on total fund expenses. As part of the annual contract review process in recent years, Putnam Management agreed to waive fees as needed to limit total fund expenses to a maximum level equal to the average total expenses of comparable competitive funds in the mutual fund industry. In connection with its proposal to implement new management contracts, Putnam Management also proposed, and the Independent Trustees approved, certain changes in this approach that shift the focus from controlling total expenses to imposing separate limits on certain categories of expenses, as required. As a general matter, Putnam Management and the Independent Trustees concluded that management fees for the Putnam funds are competitive with the fees charged by comparable funds in the industry. Nevertheless, the Independent Trustees considered specific management fee waivers proposed to be implemented as of August 1, 2009 by Putnam Management with respect to the current management fees of certain funds, as well as projected reductions in management fees for almost all funds that would result under the proposed contracts. Putnam Management and the Independent Trustees also agreed to impose separate expense limitations of 37.5 basis points on the general category of shareholder servicing expenses and 20 basis points on the general category of other ordinary operating expenses. These new expense limitations, as well as the fee waivers, were implemented for all funds effective as of August 1, 2009, replacing the expense limitation referred to above. These changes resulted in lower total expenses for many funds, but in the case of some funds total expenses increased after application of the new waivers and expense limitations (as compared with the results obtained using the expense limitation method previously in place). In this regard, the Independent Trustees considered the likelihood that total expenses for most of these funds would have increased in any event in the normal course under the previous expense limitation arrangement, as the reported total expense levels of many competitive funds increased in response to the major decline in asset values that began in September 2008. These new waivers and expense limitations will continue in effect until at least July 31, 2010 and will be re-evaluated by the Independent Trustees as part of the annual contract review process prior to their scheduled expiration. However, the management fee waivers referred to above would largely become permanent reductions in fees as a result of the implementation of the proposed management contracts.

Under these new expense limitation arrangements effective August 1, 2009, the fixed income funds, including your fund, and asset allocation funds are subject to management fee waivers that reduce these funds’ management fees pending implementation of the proposed management contracts. In addition, your fund is subject to an expense limitation of 20 basis points on the general category of other ordinary operating expenses. (The expense limitation of 37.5 basis points on shareholder servicing fees does not affect the current shareholder servicing fees for the Putnam Variable Trust funds, which remain fixed at 3 basis points.)

36 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Putnam VT Income Fund 37

This page intentionally left blank.

38 Putnam VT Income Fund

This page intentionally left blank.

Putnam VT Income Fund 39

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Charles B. Curtis
Marketing Services	1-800-225-1581	Robert J. Darretta
Putnam Retail Management		Myra R. Drucker
One Post Office Square	Custodian	Paul L. Joskow
Boston, MA 02109	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
	Legal Counsel	Robert E. Patterson
	Ropes & Gray LLP	George Putnam, III
Robert L. Reynolds
W. Thomas Stephens
Richard B. Worley

This report has been prepared for the shareholders
of Putnam Variable Trust.	257895 8/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2009